UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Executive Vice President and General Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018– March 31, 2018

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2018. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	3,009,386	$29,872,274
1290 VT Equity Income Portfolio‡	1,317,267	7,705,395
1290 VT GAMCO Small Company Value Portfolio‡	115,224	7,066,929
1290 VT High Yield Bond Portfolio‡	1,649,898	15,837,423
1290 VT Micro Cap Portfolio‡	92,634	1,107,157
ATM International Managed Volatility Portfolio‡	1,463,966	16,014,406
ATM Large Cap Managed Volatility Portfolio‡	4,753,422	70,201,275
ATM Mid Cap Managed Volatility Portfolio‡	516,584	4,253,626
ATM Small Cap Managed Volatility Portfolio‡	246,844	3,167,878
AXA Global Equity Managed Volatility Portfolio‡	305,004	5,671,090
AXA International Core Managed Volatility Portfolio‡	473,235	5,316,438
AXA International Value Managed Volatility Portfolio‡	201,916	2,789,613
AXA Large Cap Core Managed Volatility Portfolio‡	1,728,065	18,901,294
AXA Large Cap Growth Managed Volatility Portfolio‡	425,238	14,227,372
AXA Large Cap Value Managed Volatility Portfolio‡	429,491	7,914,433
AXA/AB Small Cap Growth Portfolio‡	165,402	3,465,314
AXA/Loomis Sayles Growth Portfolio‡	805,700	6,995,063
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	215,841	2,430,617
EQ/BlackRock Basic Value Equity Portfolio‡	557,620	13,470,864
EQ/Core Bond Index Portfolio‡	27,108,801	263,707,007
EQ/Global Bond PLUS Portfolio‡	2,801,574	25,947,352
EQ/Intermediate Government Bond Portfolio‡	36,966,383	373,692,185
EQ/International Equity Index Portfolio‡	113,031	1,119,090
EQ/JPMorgan Value Opportunities Portfolio‡	558,112	10,537,333
EQ/Large Cap Growth Index Portfolio‡	101,151	1,493,463
EQ/MFS International Growth Portfolio‡	1,371,521	11,275,591
EQ/PIMCO Ultra Short Bond Portfolio‡	13,683,853	136,143,396
EQ/Quality Bond PLUS Portfolio‡	4,056,809	34,017,113
EQ/T. Rowe Price Growth Stock Portfolio*‡	90,279	4,491,886
Multimanager Core Bond Portfolio‡	4,576,863	44,283,245
Multimanager Mid Cap Growth Portfolio*‡	328,242	3,622,119
Multimanager Mid Cap Value Portfolio‡	124,873	2,069,063

Total Investments in Securities (100.1%) (Cost $1,065,097,270)		1,148,807,304
Other Assets Less Liabilities (-0.1%)		(1,247,684)

Net Assets (100%)		$1,147,559,620

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	3,009,386	25,320,624	6,355,451	(1,532,938)	1,237	(272,100)	29,872,274	—	—
1290 VT Equity Income Portfolio	1,317,267	8,962,901	96,941	(1,018,074)	62,905	(399,278)	7,705,395	—	—
1290 VT GAMCO Small Company Value Portfolio	115,224	7,452,046	64,627	(278,716)	5,886	(176,914)	7,066,929	—	—
1290 VT High Yield Bond Portfolio	1,649,898	16,478,464	161,569	(696,790)	(978)	(104,842)	15,837,423	—	—
1290 VT Micro Cap Portfolio	92,634	1,071,967	—	—	—	35,190	1,107,157	—	—
ATM International Managed Volatility Portfolio	1,463,966	18,417,984	193,882	(2,436,148)	288,993	(450,305)	16,014,406	—	—
ATM Large Cap Managed Volatility Portfolio	4,753,422	77,325,958	872,470	(7,062,665)	941,587	(1,876,075)	70,201,275	—	—
ATM Mid Cap Managed Volatility Portfolio	516,584	4,398,932	32,314	(139,358)	(21)	(38,241)	4,253,626	—	—
ATM Small Cap Managed Volatility Portfolio	246,844	3,279,205	32,314	(139,358)	4,175	(8,458)	3,167,878	—	—
AXA Global Equity Managed Volatility Portfolio	305,004	6,809,731	64,627	(1,178,716)	214,902	(239,454)	5,671,090	—	—
AXA International Core Managed Volatility Portfolio	473,235	5,582,276	64,627	(278,716)	58,793	(110,542)	5,316,438	—	—
AXA International Value Managed Volatility Portfolio	201,916	2,934,549	32,314	(139,358)	21,729	(59,621)	2,789,613	—	—
AXA Large Cap Core Managed Volatility Portfolio	1,728,065	22,491,487	226,196	(3,675,506)	1,334,681	(1,475,564)	18,901,294	—	—
AXA Large Cap Growth Managed Volatility Portfolio	425,238	14,720,395	193,882	(836,148)	31,490	117,753	14,227,372	—	—
AXA Large Cap Value Managed Volatility Portfolio	429,491	10,076,553	129,255	(2,057,432)	465,252	(699,195)	7,914,433	—	—
AXA/AB Small Cap Growth Portfolio	165,402	3,469,628	32,314	(139,358)	6,360	96,370	3,465,314	—	—
AXA/Loomis Sayles Growth Portfolio	805,700	8,721,089	64,627	(1,978,716)	580,859	(392,796)	6,995,063	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	215,841	2,367,357	—	—	—	63,260	2,430,617	—	—
EQ/BlackRock Basic Value Equity Portfolio	557,620	15,787,570	193,882	(2,236,148)	1,039,747	(1,314,187)	13,470,864	—	—
EQ/Core Bond Index Portfolio	27,108,801	275,388,891	4,205,175	(12,960,291)	82,008	(3,008,776)	263,707,007	—	—
EQ/Global Bond PLUS Portfolio	2,801,574	26,712,176	290,823	(1,254,222)	(24)	198,599	25,947,352	—	—
EQ/Intermediate Government Bond Portfolio	36,966,383	389,477,730	4,006,899	(17,280,388)	167,665	(2,679,721)	373,692,185	—	—
EQ/International Equity Index Portfolio	113,031	1,135,990	—	—	—	(16,900)	1,119,090	—	—
EQ/JPMorgan Value Opportunities Portfolio	558,112	12,524,029	129,255	(1,757,432)	158,030	(516,549)	10,537,333	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Large Cap Growth Index Portfolio	101,151	1,474,731	—	—	—	18,732	1,493,463	—	—
EQ/MFS International Growth Portfolio	1,371,521	14,079,809	129,256	(2,857,432)	735,620	(811,662)	11,275,591	—	—
EQ/PIMCO Ultra Short Bond Portfolio	13,683,853	138,257,706	4,251,059	(6,689,183)	204	323,610	136,143,396	—	—
EQ/Quality Bond PLUS Portfolio	4,056,809	30,364,040	5,820,078	(1,811,654)	(5,929)	(349,422)	34,017,113	—	—
EQ/T. Rowe Price Growth Stock Portfolio	90,279	4,916,247	32,314	(639,358)	86,320	96,363	4,491,886	—	—
Multimanager Core Bond Portfolio	4,576,863	44,147,638	3,232,051	(2,229,728)	(2,089)	(864,627)	44,283,245	315,032	—
Multimanager Mid Cap Growth Portfolio	328,242	3,587,617	32,314	(139,358)	7,030	134,516	3,622,119	—	—
Multimanager Mid Cap Value Portfolio	124,873	2,118,613	—	—	—	(49,550)	2,069,063	—	—

Total		1,199,853,933	30,940,516	(73,443,191)	6,286,432	(14,830,386)	1,148,807,304	315,032	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,148,807,304	$—	$1,148,807,304

Total Assets	$—	$1,148,807,304	$—	$1,148,807,304

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,148,807,304	$—	$1,148,807,304

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,482,260
Aggregate gross unrealized depreciation	(8,857,438)

Net unrealized appreciation	$82,624,822

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,066,182,482

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,547,200	$25,284,452
1290 VT Equity Income Portfolio‡	2,691,753	15,745,497
1290 VT GAMCO Small Company Value Portfolio‡	161,579	9,909,981
1290 VT High Yield Bond Portfolio‡	1,283,724	12,322,504
1290 VT Micro Cap Portfolio‡	330,532	3,950,482
1290 VT Small Cap Value Portfolio‡	935,197	9,982,849
ATM International Managed Volatility Portfolio‡	4,862,649	53,192,788
ATM Large Cap Managed Volatility Portfolio‡	9,568,920	141,319,309
ATM Mid Cap Managed Volatility Portfolio‡	1,095,484	9,020,376
ATM Small Cap Managed Volatility Portfolio‡	2,287,653	29,358,617
AXA Global Equity Managed Volatility Portfolio‡	1,083,432	20,144,802
AXA International Core Managed Volatility Portfolio‡	1,144,797	12,860,940
AXA International Value Managed Volatility Portfolio‡	574,788	7,941,110
AXA Large Cap Core Managed Volatility Portfolio‡	3,237,006	35,405,857
AXA Large Cap Growth Managed Volatility Portfolio‡	906,101	30,315,806
AXA Large Cap Value Managed Volatility Portfolio‡	1,206,688	22,236,215
AXA/AB Small Cap Growth Portfolio‡	665,190	13,936,326
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	230,471	4,003,621
AXA/Loomis Sayles Growth Portfolio‡	1,195,128	10,376,067
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	269,773	3,037,949
EQ/BlackRock Basic Value Equity Portfolio‡	786,520	19,000,582
EQ/Core Bond Index Portfolio‡	24,035,997	233,815,603
EQ/Global Bond PLUS Portfolio‡	2,293,963	21,246,014
EQ/Intermediate Government Bond Portfolio‡	31,906,978	322,546,798
EQ/International Equity Index Portfolio‡	217,119	2,149,635
EQ/JPMorgan Value Opportunities Portfolio‡	1,002,346	18,924,622
EQ/Large Cap Growth Index Portfolio‡	135,875	2,006,160
EQ/MFS International Growth Portfolio‡	4,159,483	34,196,071
EQ/PIMCO Ultra Short Bond Portfolio‡	12,163,581	121,017,907
EQ/Quality Bond PLUS Portfolio‡	3,924,350	32,906,421
EQ/T. Rowe Price Growth Stock Portfolio*‡	123,678	6,153,656
Multimanager Core Bond Portfolio‡	4,092,231	39,594,211
Multimanager Mid Cap Growth Portfolio*‡	494,133	5,452,706
Multimanager Mid Cap Value Portfolio‡	301,620	4,997,634

Total Investments in Securities (99.9%) (Cost $1,139,789,779)		1,334,353,568
Other Assets Less Liabilities (0.1%)		1,628,906

Net Assets (100%)		$1,335,982,474

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	2,547,200	22,215,907	4,247,242	(940,969)	(784)	(236,944)	25,284,452	—	—
1290 VT Equity Income Portfolio	2,691,753	16,833,299	154,526	(588,105)	9,020	(663,243)	15,745,497	—	—
1290 VT GAMCO Small Company Value Portfolio	161,579	10,497,455	123,621	(470,484)	8,860	(249,471)	9,909,981	—	—
1290 VT High Yield Bond Portfolio	1,283,724	12,751,871	123,621	(470,484)	1,078	(83,582)	12,322,504	—	—
1290 VT Micro Cap Portfolio	330,532	3,908,410	30,905	(117,621)	6,497	122,291	3,950,482	—	—
1290 VT Small Cap Value Portfolio	935,197	10,025,955	61,810	(235,242)	1,558	128,768	9,982,849	—	—
ATM International Managed Volatility Portfolio	4,862,649	57,331,864	525,388	(3,999,558)	234,857	(899,763)	53,192,788	—	—
ATM Large Cap Managed Volatility Portfolio	9,568,920	147,290,438	1,421,639	(5,410,569)	130,318	(2,112,517)	141,319,309	—	—
ATM Mid Cap Managed Volatility Portfolio	1,095,484	10,304,007	61,810	(1,235,242)	12,477	(122,676)	9,020,376	—	—
ATM Small Cap Managed Volatility Portfolio	2,287,653	30,015,075	216,336	(823,348)	22,385	(71,831)	29,358,617	—	—
AXA Global Equity Managed Volatility Portfolio	1,083,432	27,609,449	185,431	(7,705,726)	3,664,178	(3,608,530)	20,144,802	—	—
AXA International Core Managed Volatility Portfolio	1,144,797	13,337,596	123,621	(470,484)	86,300	(216,093)	12,860,940	—	—
AXA International Value Managed Volatility Portfolio	574,788	8,225,128	61,810	(235,242)	19,002	(129,588)	7,941,110	—	—
AXA Large Cap Core Managed Volatility Portfolio	3,237,006	44,417,829	339,957	(9,093,832)	2,994,100	(3,252,197)	35,405,857	—	—
AXA Large Cap Growth Managed Volatility Portfolio	906,101	30,890,773	309,052	(1,176,211)	39,982	252,210	30,315,806	—	—
AXA Large Cap Value Managed Volatility Portfolio	1,206,688	23,534,888	216,336	(823,348)	233,325	(924,986)	22,236,215	—	—
AXA/AB Small Cap Growth Portfolio	665,190	13,958,089	154,526	(588,105)	24,755	387,061	13,936,326	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	230,471	4,132,231	30,905	(117,621)	2,674	(44,568)	4,003,621	—	—
AXA/Loomis Sayles Growth Portfolio	1,195,128	11,656,607	92,716	(1,602,863)	434,779	(205,172)	10,376,067	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	269,773	3,042,355	30,905	(117,621)	4,731	77,579	3,037,949	—	—
EQ/BlackRock Basic Value Equity Portfolio	786,520	23,321,696	247,242	(4,240,969)	2,345,369	(2,672,756)	19,000,582	—	—
EQ/Core Bond Index Portfolio	24,035,997	232,302,018	12,132,458	(8,115,854)	(24,039)	(2,478,980)	233,815,603	—	—
EQ/Global Bond PLUS Portfolio	2,293,963	21,604,119	185,431	(705,726)	2,192	159,998	21,246,014	—	—
EQ/Intermediate Government Bond Portfolio	31,906,978	327,805,513	7,905,088	(11,056,381)	(5,978)	(2,101,444)	322,546,798	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/International Equity Index Portfolio	217,119	2,182,099	—	—	—	(32,464)	2,149,635	—	—
EQ/JPMorgan Value Opportunities Portfolio	1,002,346	20,140,043	185,431	(705,726)	20,411	(715,537)	18,924,622	—	—
EQ/Large Cap Growth Index Portfolio	135,875	1,980,997	—	—	—	25,163	2,006,160	—	—
EQ/MFS International Growth Portfolio	4,159,483	38,340,352	309,052	(4,076,211)	755,382	(1,132,504)	34,196,071	—	—
EQ/PIMCO Ultra Short Bond Portfolio	12,163,581	120,357,502	4,612,587	(4,234,359)	707	281,470	121,017,907	—	—
EQ/Quality Bond PLUS Portfolio	3,924,350	29,535,744	4,778,147	(1,058,590)	(3,024)	(345,856)	32,906,421	—	—
EQ/T. Rowe Price Growth Stock Portfolio	123,678	8,745,275	61,810	(2,985,242)	678,023	(346,210)	6,153,656	—	—
Multimanager Core Bond Portfolio	4,092,231	38,931,185	2,855,243	(1,411,453)	(1,614)	(779,150)	39,594,211	284,381	—
Multimanager Mid Cap Growth Portfolio	494,133	5,329,968	30,905	(117,621)	5,432	204,022	5,452,706	—	—
Multimanager Mid Cap Value Portfolio	301,620	6,408,217	30,905	(1,317,621)	466,835	(590,702)	4,997,634	—	—

Total		1,378,963,954	41,846,456	(76,248,428)	12,169,788	(22,378,202)	1,334,353,568	284,381	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,334,353,568	$—	$1,334,353,568

Total Assets	$—	$1,334,353,568	$—	$1,334,353,568

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,334,353,568	$—	$1,334,353,568

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$207,045,733
Aggregate gross unrealized depreciation	(14,572,645)

Net unrealized appreciation	$192,473,088

Federal income tax cost of investments in securities and derivative instruments, if applicable	$1,141,880,480

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	13,173,227	$130,762,322
1290 VT Equity Income Portfolio‡	16,412,783	96,007,122
1290 VT GAMCO Small Company Value Portfolio‡	1,803,624	110,620,321
1290 VT High Yield Bond Portfolio‡	6,329,267	60,754,843
1290 VT Micro Cap Portfolio‡	2,182,201	26,081,469
1290 VT Small Cap Value Portfolio‡	6,127,618	65,409,810
ATM International Managed Volatility Portfolio‡	42,021,723	459,677,956
ATM Large Cap Managed Volatility Portfolio‡	61,315,976	905,549,607
ATM Mid Cap Managed Volatility Portfolio‡	6,740,341	55,500,935
ATM Small Cap Managed Volatility Portfolio‡	18,262,976	234,378,100
AXA Global Equity Managed Volatility Portfolio‡	9,660,634	179,625,072
AXA International Core Managed Volatility Portfolio‡	10,413,780	116,991,016
AXA International Value Managed Volatility Portfolio‡	3,843,600	53,102,131
AXA Large Cap Core Managed Volatility Portfolio‡	20,858,569	228,147,701
AXA Large Cap Growth Managed Volatility Portfolio‡	5,207,699	174,236,276
AXA Large Cap Value Managed Volatility Portfolio‡	7,582,464	139,725,720
AXA/AB Small Cap Growth Portfolio‡	9,289,034	194,613,539
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,786,547	31,035,001
AXA/Loomis Sayles Growth Portfolio‡	8,744,866	75,922,674
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,189,102	47,174,042
EQ/BlackRock Basic Value Equity Portfolio‡	5,513,381	133,191,003
EQ/Core Bond Index Portfolio‡	119,225,643	1,159,794,460
EQ/Global Bond PLUS Portfolio‡	11,229,659	104,005,798
EQ/Intermediate Government Bond Portfolio‡	152,888,071	1,545,541,469
EQ/International Equity Index Portfolio‡	1,306,100	12,931,328
EQ/JPMorgan Value Opportunities Portfolio‡	6,194,932	116,962,352
EQ/Large Cap Growth Index Portfolio‡	822,681	12,146,662
EQ/MFS International Growth Portfolio‡	37,851,995	311,189,987
EQ/PIMCO Ultra Short Bond Portfolio‡	57,233,935	569,431,902
EQ/Quality Bond PLUS Portfolio‡	19,936,132	167,168,235
EQ/T. Rowe Price Growth Stock Portfolio*‡	763,078	37,967,325
Multimanager Core Bond Portfolio‡	20,286,336	196,279,598
Multimanager Mid Cap Growth Portfolio*‡	1,014,684	11,196,943
Multimanager Mid Cap Value Portfolio‡	1,543,622	25,576,758

Total Investments in Securities (100.0%) (Cost $6,413,091,151)		7,788,699,477
Other Assets Less Liabilities (0.0%)		653,040

Net Assets (100%)		$7,789,352,517

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	13,173,227	111,790,460	23,549,663	(3,375,687)	(3,469)	(1,198,645)	130,762,322	—	—
1290 VT Equity Income Portfolio	16,412,783	102,779,031	128,282	(2,893,446)	39,654	(4,046,399)	96,007,122	—	—
1290 VT GAMCO Small Company Value Portfolio	1,803,624	119,535,635	106,904	(6,411,205)	218,698	(2,829,711)	110,620,321	—	—
1290 VT High Yield Bond Portfolio	6,329,267	62,546,546	64,142	(1,446,723)	(2,686)	(406,436)	60,754,843	—	—
1290 VT Micro Cap Portfolio	2,182,201	25,696,909	21,380	(482,241)	33,856	811,565	26,081,469	—	—
1290 VT Small Cap Value Portfolio	6,127,618	65,488,795	42,762	(964,482)	(148)	842,883	65,409,810	—	—
ATM International Managed Volatility Portfolio	42,021,723	477,456,204	555,893	(12,538,267)	565,377	(6,361,251)	459,677,956	—	—
ATM Large Cap Managed Volatility Portfolio	61,315,976	981,063,359	1,069,025	(64,112,052)	6,060,686	(18,531,411)	905,549,607	—	—
ATM Mid Cap Managed Volatility Portfolio	6,740,341	57,396,224	64,140	(1,446,723)	33,755	(546,461)	55,500,935	—	—
ATM Small Cap Managed Volatility Portfolio	18,262,976	239,408,035	213,804	(4,822,410)	142,229	(563,558)	234,378,100	—	—
AXA Global Equity Managed Volatility Portfolio	9,660,634	214,856,744	192,424	(34,840,169)	1,639,025	(2,222,952)	179,625,072	—	—
AXA International Core Managed Volatility Portfolio	10,413,780	125,971,668	128,283	(7,893,446)	2,591,754	(3,807,243)	116,991,016	—	—
AXA International Value Managed Volatility Portfolio	3,843,600	55,230,270	64,142	(1,446,723)	(42,711)	(702,847)	53,102,131	—	—
AXA Large Cap Core Managed Volatility Portfolio	20,858,569	247,787,604	256,566	(17,786,892)	1,234,194	(3,343,771)	228,147,701	—	—
AXA Large Cap Growth Managed Volatility Portfolio	5,207,699	177,638,030	235,184	(5,304,651)	207,262	1,460,451	174,236,276	—	—
AXA Large Cap Value Managed Volatility Portfolio	7,582,464	147,782,686	171,044	(3,857,928)	1,448,145	(5,818,227)	139,725,720	—	—
AXA/AB Small Cap Growth Portfolio	9,289,034	193,087,142	192,424	(4,340,169)	221,949	5,452,193	194,613,539	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,786,547	31,824,973	21,381	(482,241)	10,984	(340,096)	31,035,001	—	—
AXA/Loomis Sayles Growth Portfolio	8,744,866	90,887,835	85,521	(16,928,964)	5,071,932	(3,193,650)	75,922,674	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	4,189,102	46,834,579	42,762	(964,482)	49,256	1,211,927	47,174,042	—	—
EQ/BlackRock Basic Value Equity Portfolio	5,513,381	145,016,978	192,425	(9,340,169)	4,319,155	(6,997,386)	133,191,003	—	—
EQ/Core Bond Index Portfolio	119,225,643	1,128,806,657	71,340,070	(27,969,980)	(87,686)	(12,294,601)	1,159,794,460	—	—
EQ/Global Bond PLUS Portfolio	11,229,659	105,519,975	106,902	(2,411,205)	(29,780)	819,906	104,005,798	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Intermediate Government Bond Portfolio	152,888,071	1,565,133,721	27,646,299	(37,132,559)	(105,749)	(10,000,243)	1,545,541,469	—	—
EQ/International Equity Index Portfolio	1,306,100	13,126,613	—	—	—	(195,285)	12,931,328	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,194,932	124,506,204	149,663	(3,375,687)	102,380	(4,420,208)	116,962,352	—	—
EQ/Large Cap Growth Index Portfolio	822,681	11,994,306	—	—	—	152,356	12,146,662	—	—
EQ/MFS International Growth Portfolio	37,851,995	364,997,461	320,707	(50,733,615)	10,884,582	(14,279,148)	311,189,987	—	—
EQ/PIMCO Ultra Short Bond Portfolio	57,233,935	546,454,414	36,141,414	(14,467,231)	2,752	1,300,553	569,431,902	—	—
EQ/Quality Bond PLUS Portfolio	19,936,132	162,555,349	10,171,044	(3,857,928)	(7,797)	(1,692,433)	167,168,235	—	—
EQ/T. Rowe Price Growth Stock Portfolio	763,078	51,102,026	42,761	(14,964,482)	3,248,631	(1,461,611)	37,967,325	—	—
Multimanager Core Bond Portfolio	20,286,336	196,320,632	8,623,889	(4,822,410)	(10,465)	(3,832,048)	196,279,598	1,410,084	—
Multimanager Mid Cap Growth Portfolio	1,014,684	10,774,348	—	—	—	422,595	11,196,943	—	—
Multimanager Mid Cap Value Portfolio	1,543,622	29,761,402	21,381	(3,482,241)	1,654,527	(2,378,311)	25,576,758	—	—

Total		8,031,132,815	181,962,281	(364,896,408)	39,490,292	(98,989,503)	7,788,699,477	1,410,084	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$7,788,699,477	$—	$7,788,699,477

Total Assets	$—	$7,788,699,477	$—	$7,788,699,477

Total Liabilities	$—	$—	$—	$—

Total	$—	$7,788,699,477	$—	$7,788,699,477

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,425,945,700
Aggregate gross unrealized depreciation	(78,989,701)

Net unrealized appreciation	$1,346,955,999

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,441,743,478

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	9,060,976	$89,942,600
1290 VT Equity Income Portfolio‡	31,291,435	183,040,291
1290 VT GAMCO Small Company Value Portfolio‡	2,936,777	180,119,149
1290 VT High Yield Bond Portfolio‡	3,546,639	34,044,299
1290 VT Micro Cap Portfolio‡	5,005,938	59,830,517
1290 VT Small Cap Value Portfolio‡	9,269,810	98,951,429
ATM International Managed Volatility Portfolio‡	69,958,289	765,277,610
ATM Large Cap Managed Volatility Portfolio‡	100,166,539	1,479,317,069
ATM Mid Cap Managed Volatility Portfolio‡	9,891,776	81,450,308
ATM Small Cap Managed Volatility Portfolio‡	39,222,274	503,359,466
AXA Global Equity Managed Volatility Portfolio‡	15,345,229	285,321,647
AXA International Core Managed Volatility Portfolio‡	17,016,629	191,169,086
AXA International Value Managed Volatility Portfolio‡	7,599,105	104,987,173
AXA Large Cap Core Managed Volatility Portfolio‡	35,786,789	391,430,180
AXA Large Cap Growth Managed Volatility Portfolio‡	9,001,553	301,168,903
AXA Large Cap Value Managed Volatility Portfolio‡	15,480,759	285,271,405
AXA/AB Small Cap Growth Portfolio‡	15,521,093	325,180,722
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	3,937,786	68,405,264
AXA/Loomis Sayles Growth Portfolio‡	13,497,154	117,181,900
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	10,281,479	115,781,123
EQ/BlackRock Basic Value Equity Portfolio‡	9,469,483	228,761,622
EQ/Core Bond Index Portfolio‡	84,498,028	821,973,717
EQ/Global Bond PLUS Portfolio‡	1,224,729	11,343,080
EQ/Intermediate Government Bond Portfolio‡	117,874,472	1,191,589,920
EQ/International Equity Index Portfolio‡	6,657,402	65,913,069
EQ/JPMorgan Value Opportunities Portfolio‡	8,529,113	161,032,471
EQ/Large Cap Growth Index Portfolio‡	1,416,343	20,911,927
EQ/MFS International Growth Portfolio‡	54,443,526	447,592,789
EQ/PIMCO Ultra Short Bond Portfolio‡	38,928,294	387,305,404
EQ/Quality Bond PLUS Portfolio‡	15,254,489	127,911,775
EQ/T. Rowe Price Growth Stock Portfolio*‡	1,437,017	71,499,466
Multimanager Core Bond Portfolio‡	14,982,892	144,966,348
Multimanager Mid Cap Growth Portfolio*‡	1,593,072	17,579,396
Multimanager Mid Cap Value Portfolio‡	1,276,035	21,143,014

Total Investments in Securities (100.0%) (Cost $6,968,752,153)		9,380,754,139
Other Assets Less Liabilities (0.0%)		3,585,545

Net Assets (100%)		$9,384,339,684

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	9,060,976	77,654,777	15,700,000	(2,577,536)	(2,364)	(832,277)	89,942,600	—	—
1290 VT Equity Income Portfolio	31,291,435	195,818,440	—	(5,155,071)	89,286	(7,712,364)	183,040,291	—	—
1290 VT GAMCO Small Company Value Portfolio	2,936,777	189,679,262	—	(5,155,071)	100,909	(4,505,951)	180,119,149	—	—
1290 VT High Yield Bond Portfolio	3,546,639	29,925,995	5,000,000	(644,384)	(613)	(236,699)	34,044,299	—	—
1290 VT Micro Cap Portfolio	5,005,938	59,171,811	—	(1,288,768)	94,507	1,852,967	59,830,517	—	—
1290 VT Small Cap Value Portfolio	9,269,810	99,593,594	—	(1,933,152)	54,944	1,236,043	98,951,429	—	—
ATM International Managed Volatility Portfolio	69,958,289	804,736,058	—	(30,264,669)	2,011,055	(11,204,834)	765,277,610	—	—
ATM Large Cap Managed Volatility Portfolio	100,166,539	1,601,511,375	—	(101,779,338)	8,171,643	(28,586,611)	1,479,317,069	—	—
ATM Mid Cap Managed Volatility Portfolio	9,891,776	84,772,585	—	(2,577,536)	66,892	(811,633)	81,450,308	—	—
ATM Small Cap Managed Volatility Portfolio	39,222,274	517,105,946	—	(12,887,678)	407,613	(1,266,415)	503,359,466	—	—
AXA Global Equity Managed Volatility Portfolio	15,345,229	339,727,795	—	(53,482,607)	3,602,585	(4,526,126)	285,321,647	—	—
AXA International Core Managed Volatility Portfolio	17,016,629	203,281,274	—	(10,155,071)	3,038,702	(4,995,819)	191,169,086	—	—
AXA International Value Managed Volatility Portfolio	7,599,105	109,668,854	—	(3,221,920)	2,324	(1,462,085)	104,987,173	—	—
AXA Large Cap Core Managed Volatility Portfolio	35,786,789	431,497,655	—	(36,704,526)	4,541,807	(7,904,756)	391,430,180	—	—
AXA Large Cap Growth Managed Volatility Portfolio	9,001,553	306,656,350	—	(8,376,991)	363,284	2,526,260	301,168,903	—	—
AXA Large Cap Value Managed Volatility Portfolio	15,480,759	303,181,660	—	(9,021,375)	3,582,411	(12,471,291)	285,271,405	—	—
AXA/AB Small Cap Growth Portfolio	15,521,093	324,026,476	—	(8,376,991)	452,580	9,078,657	325,180,722	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	3,937,786	70,417,602	—	(1,288,768)	31,641	(755,211)	68,405,264	—	—
AXA/Loomis Sayles Growth Portfolio	13,497,154	138,014,161	—	(23,471,920)	6,796,744	(4,157,085)	117,181,900	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	10,281,479	115,252,501	—	(2,577,536)	137,104	2,969,054	115,781,123	—	—
EQ/BlackRock Basic Value Equity Portfolio	9,469,483	240,135,925	—	(6,443,839)	1,973,635	(6,904,099)	228,761,622	—	—
EQ/Core Bond Index Portfolio	84,498,028	823,752,576	28,300,000	(21,264,669)	(114,579)	(8,699,611)	821,973,717	—	—
EQ/Global Bond PLUS Portfolio	1,224,729	11,257,602	—	—	—	85,478	11,343,080	—	—
EQ/Intermediate Government Bond Portfolio	117,874,472	1,165,459,522	66,000,000	(32,219,195)	(66,114)	(7,584,293)	1,191,589,920	—	—
EQ/International Equity Index Portfolio	6,657,402	68,824,388	—	(1,933,152)	74,754	(1,052,921)	65,913,069	—	—
EQ/JPMorgan Value Opportunities Portfolio	8,529,113	172,112,724	—	(5,155,071)	178,047	(6,103,229)	161,032,471	—	—
EQ/Large Cap Growth Index Portfolio	1,416,343	21,267,670	—	(644,384)	29,990	258,651	20,911,927	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/MFS International Growth Portfolio	54,443,526	479,671,502	—	(26,887,678)	2,688,203	(7,879,238)	447,592,789	—	—
EQ/PIMCO Ultra Short Bond Portfolio	38,928,294	365,023,573	33,000,000	(11,598,910)	3,506	877,235	387,305,404	—	—
EQ/Quality Bond PLUS Portfolio	15,254,489	112,378,117	20,000,000	(3,221,920)	(7,001)	(1,237,421)	127,911,775	—	—
EQ/T. Rowe Price Growth Stock Portfolio	1,437,017	70,724,888	—	(1,933,152)	117,635	2,590,095	71,499,466	—	—
Multimanager Core Bond Portfolio	14,982,892	139,574,987	12,027,549	(3,866,303)	(7,381)	(2,762,504)	144,966,348	1,027,549	—
Multimanager Mid Cap Growth Portfolio	1,593,072	16,915,915	—	—	—	663,481	17,579,396	—	—
Multimanager Mid Cap Value Portfolio	1,276,035	22,295,419	—	(644,384)	164,090	(672,111)	21,143,014	—	—

Total		9,711,088,979	180,027,549	(436,753,565)	38,577,839	(112,186,663)	9,380,754,139	1,027,549	—

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,380,754,139	$—	$9,380,754,139

Total Assets	$—	$9,380,754,139	$—	$9,380,754,139

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,380,754,139	$—	$9,380,754,139

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,385,657,554
Aggregate gross unrealized depreciation	(49,304,001)

Net unrealized appreciation	$2,336,353,553

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,044,400,586

See Notes to Portfolio of Investments.

4

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,497,430	$14,864,048
1290 VT Equity Income Portfolio‡	13,474,078	78,817,070
1290 VT GAMCO Small Company Value Portfolio‡	1,395,835	85,609,706
1290 VT High Yield Bond Portfolio‡	398,077	3,821,151
1290 VT Micro Cap Portfolio‡	2,270,766	27,139,987
1290 VT Small Cap Value Portfolio‡	3,215,707	34,326,353
ATM International Managed Volatility Portfolio‡	30,152,594	329,840,894
ATM Large Cap Managed Volatility Portfolio‡	54,508,459	805,012,284
ATM Mid Cap Managed Volatility Portfolio‡	5,465,524	45,003,912
ATM Small Cap Managed Volatility Portfolio‡	16,159,880	207,387,993
AXA Global Equity Managed Volatility Portfolio‡	6,996,800	130,095,052
AXA International Core Managed Volatility Portfolio‡	7,981,641	89,667,757
AXA International Value Managed Volatility Portfolio‡	4,658,614	64,362,141
AXA Large Cap Core Managed Volatility Portfolio‡	17,427,504	190,619,255
AXA Large Cap Growth Managed Volatility Portfolio‡	4,081,618	136,560,479
AXA Large Cap Value Managed Volatility Portfolio‡	9,178,009	169,127,600
AXA/AB Small Cap Growth Portfolio‡	5,462,190	114,437,756
AXA/Franklin Small Cap Value Managed Volatility Portfolio‡	1,856,134	32,243,842
AXA/Loomis Sayles Growth Portfolio‡	8,244,144	71,575,420
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	4,878,628	54,938,887
EQ/BlackRock Basic Value Equity Portfolio‡	4,493,613	108,555,677
EQ/Core Bond Index Portfolio‡	9,327,426	90,734,652
EQ/Intermediate Government Bond Portfolio‡	12,905,948	130,465,887
EQ/International Equity Index Portfolio‡	6,336,858	62,739,459
EQ/JPMorgan Value Opportunities Portfolio‡	3,128,494	59,066,998
EQ/Large Cap Growth Index Portfolio‡	1,726,649	25,493,521
EQ/MFS International Growth Portfolio‡	25,629,231	210,703,821
EQ/PIMCO Ultra Short Bond Portfolio‡	3,800,943	37,816,345
EQ/Quality Bond PLUS Portfolio‡	1,435,917	12,040,436
EQ/T. Rowe Price Growth Stock Portfolio*‡	393,388	19,573,217
Multimanager Core Bond Portfolio‡	1,869,756	18,090,744
Multimanager Mid Cap Growth Portfolio*‡	829,555	9,154,066
Multimanager Mid Cap Value Portfolio‡	452,393	7,495,832

Total Investment Companies (100.0%) (Cost $2,366,154,635)		3,477,382,242

Total Investments in Securities (100.0%) (Cost $2,366,154,635)		3,477,382,242
Other Assets Less Liabilities (0.0%)		848,541

Net Assets (100%)		$3,478,230,783

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,497,430	14,460,052	913,663	(353,934)	(354)	(155,379)	14,864,048	—	—
1290 VT Equity Income Portfolio	13,474,078	83,641,641	61,483	(1,592,705)	23,074	(3,316,423)	78,817,070	—	—
1290 VT GAMCO Small Company Value Portfolio	1,395,835	89,589,961	75,146	(1,946,640)	21,345	(2,130,106)	85,609,706	—	—
1290 VT High Yield Bond Portfolio	398,077	2,852,869	1,000,000	—	—	(31,718)	3,821,151	—	—
1290 VT Micro Cap Portfolio	2,270,766	26,774,143	20,494	(530,902)	33,093	843,159	27,139,987	—	—
1290 VT Small Cap Value Portfolio	3,215,707	34,564,102	27,326	(707,869)	17,129	425,665	34,326,353	—	—
ATM International Managed Volatility Portfolio	30,152,594	341,175,168	286,922	(7,432,624)	154,224	(4,342,796)	329,840,894	—	—
ATM Large Cap Managed Volatility Portfolio	54,508,459	846,785,006	628,497	(30,880,986)	556,716	(12,076,949)	805,012,284	—	—
ATM Mid Cap Managed Volatility Portfolio	5,465,524	46,277,979	34,157	(884,836)	17,010	(440,398)	45,003,912	—	—
ATM Small Cap Managed Volatility Portfolio	16,159,880	211,537,510	150,293	(3,893,279)	91,013	(497,544)	207,387,993	—	—
AXA Global Equity Managed Volatility Portfolio	6,996,800	133,679,050	109,304	(2,831,476)	34,770	(896,596)	130,095,052	—	—
AXA International Core Managed Volatility Portfolio	7,981,641	92,468,567	75,147	(1,946,640)	82,667	(1,011,984)	89,667,757	—	—
AXA International Value Managed Volatility Portfolio	4,658,614	66,293,463	40,989	(1,061,803)	403	(910,911)	64,362,141	—	—
AXA Large Cap Core Managed Volatility Portfolio	17,427,504	196,098,814	150,293	(3,893,279)	103,691	(1,840,264)	190,619,255	—	—
AXA Large Cap Growth Managed Volatility Portfolio	4,081,618	137,866,658	102,473	(2,654,509)	94,760	1,151,097	136,560,479	—	—
AXA Large Cap Value Managed Volatility Portfolio	9,178,009	182,951,416	122,968	(8,785,410)	4,031,915	(9,193,289)	169,127,600	—	—
AXA/AB Small Cap Growth Portfolio	5,462,190	113,669,650	102,472	(2,654,509)	117,028	3,203,115	114,437,756	—	—
AXA/Franklin Small Cap Value Managed Volatility Portfolio	1,856,134	33,100,064	20,494	(530,902)	8,258	(354,072)	32,243,842	—	—
AXA/Loomis Sayles Growth Portfolio	8,244,144	71,548,680	47,820	(1,238,771)	51,441	1,166,250	71,575,420	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	4,878,628	54,502,051	40,989	(1,061,803)	45,500	1,412,150	54,938,887	—	—
EQ/BlackRock Basic Value Equity Portfolio	4,493,613	112,796,925	75,146	(1,946,640)	78,582	(2,448,336)	108,555,677	—	—
EQ/Core Bond Index Portfolio	9,327,426	84,255,261	9,168,315	(1,769,672)	(6,897)	(912,355)	90,734,652	—	—
EQ/Intermediate Government Bond Portfolio	12,905,948	120,807,308	13,102,472	(2,654,509)	(5,912)	(783,472)	130,465,887	—	—
EQ/International Equity Index Portfolio	6,336,858	72,581,726	34,157	(8,884,836)	673,473	(1,665,061)	62,739,459	—	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/JPMorgan Value Opportunities Portfolio	3,128,494	62,786,557	61,484	(1,592,705)	45,215	(2,233,553)	59,066,998	—	—
EQ/Large Cap Growth Index Portfolio	1,726,649	26,479,701	13,663	(1,353,934)	135,511	218,580	25,493,521	—	—
EQ/MFS International Growth Portfolio	25,629,231	217,522,131	170,787	(4,424,181)	93,307	(2,658,223)	210,703,821	—	—
EQ/PIMCO Ultra Short Bond Portfolio	3,800,943	37,077,251	1,534,157	(884,836)	(122)	89,895	37,816,345	—	—
EQ/Quality Bond PLUS Portfolio	1,435,917	12,339,975	6,831	(176,967)	(683)	(128,720)	12,040,436	—	—
EQ/T. Rowe Price Growth Stock Portfolio	393,388	19,507,440	27,326	(707,869)	37,402	708,918	19,573,217	—	—
Multimanager Core Bond Portfolio	1,869,756	14,914,401	3,829,174	(353,934)	(376)	(298,521)	18,090,744	115,511	—
Multimanager Mid Cap Growth Portfolio	829,555	8,973,127	6,831	(176,967)	9,096	341,979	9,154,066	—	—
Multimanager Mid Cap Value Portfolio	452,393	7,847,313	6,831	(176,967)	48,586	(229,931)	7,495,832	—	—

Total		3,577,725,960	32,048,104	(99,986,894)	6,590,865	(38,995,793)	3,477,382,242	115,511	—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,477,382,242	$—	$3,477,382,242

Total Assets	$—	$3,477,382,242	$—	$3,477,382,242

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,477,382,242	$—	$3,477,382,242

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,090,594,796
Aggregate gross unrealized depreciation	(12,463,424)

Net unrealized appreciation	$1,078,131,372

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,399,250,870

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	28,720	$1,462,710
iShares Global Infrastructure ETF	3,340	143,119
iShares International Treasury Bond ETF	2,840	146,573
iShares JP Morgan USD Emerging Markets Bond ETF	19,720	2,224,810
iShares Micro-Cap ETF	340	32,657
iShares MSCI EAFE Small-Cap ETF	2,170	141,462
iShares U.S. Oil & Gas Exploration & Production ETF	740	47,034
PowerShares DB Base Metals Fund*	1,320	24,024
PowerShares DB Commodity Index Tracking Fund*	2,390	40,582
PowerShares DB G10 Currency Harvest Fund*	7,390	174,404
PowerShares DB Gold Fund*	1,470	61,740
PowerShares DB Silver Fund*	400	10,000
PowerShares S&P 500 BuyWrite Portfolio	6,750	142,290
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	28,930	791,814
Vanguard Short-Term Inflation-Protected Securities ETF	7,080	346,283
Vanguard Total International Bond ETF	34,310	1,877,786

Total Exchange Traded Funds (24.8%) (Cost $7,586,330)		7,667,288

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	225,766	2,536,563
1290 VT Energy Portfolio‡	6,895	46,224
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	31,647	410,357
1290 VT GAMCO Small Company Value Portfolio‡	4,862	298,190
1290 VT High Yield Bond Portfolio‡	156,420	1,501,482
1290 VT Low Volatility Global Equity Portfolio‡	13,429	157,118
1290 VT Micro Cap Portfolio‡	11,654	139,284
1290 VT Natural Resources Portfolio‡	6,624	55,108
1290 VT Real Estate Portfolio‡	9,487	100,449
1290 VT SmartBeta Equity Portfolio‡	11,622	149,039
AQR Managed Futures Strategy, Institutional Class*	5,545	49,570
AXA/AB Small Cap Growth Portfolio‡	15,091	316,175
AXA/ClearBridge Large Cap Growth Portfolio‡	24,465	300,646
AXA/Janus Enterprise Portfolio*‡	25,704	494,899
BlackRock Global Long/Short Credit Fund, Institutional Class	7,423	77,196
Eaton Vance Floating-Rate Fund, Institutional Class	95,352	862,939
EQ/BlackRock Basic Value Equity Portfolio‡	12,800	309,223
EQ/Capital Guardian Research Portfolio‡	22,807	611,998
EQ/Emerging Markets Equity PLUS Portfolio‡	28,783	306,409
EQ/Global Bond PLUS Portfolio‡	251,277	2,327,253
EQ/Intermediate Government Bond Portfolio‡	226,150	2,286,149
EQ/International Equity Index Portfolio‡	75,220	744,737
EQ/Invesco Comstock Portfolio‡	17,007	306,538
EQ/MFS International Growth Portfolio‡	57,085	469,308
EQ/PIMCO Global Real Return Portfolio‡	199,560	1,970,501
EQ/PIMCO Ultra Short Bond Portfolio‡	234,060	2,328,713
EQ/T. Rowe Price Growth Stock Portfolio*‡	6,294	313,153
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	1,633	11,858
Franklin K2 Alternative Strategies Fund, Advisor Class	6,530	74,056
MSIF Frontier Markets Portfolio, Institutional Class*	8,267	183,605
Multimanager Core Bond Portfolio‡	236,026	2,283,657
Multimanager Mid Cap Value Portfolio*‡	27,461	455,013
PIMCO Foreign Bond Fund Unhedged, Institutional Class	28,861	299,284
Templeton Emerging Markets Small Cap Fund, Advisor Class	9,560	147,515
Templeton Global Smaller Companies Fund, Advisor Class	18,705	197,709

Total Investment Companies (74.8%) (Cost $22,068,292)		23,121,918

Total Investments in Securities (99.6%) (Cost $29,654,622)		30,789,206
Other Assets Less Liabilities (0.4%)		137,170

Net Assets (100%)		$30,926,376

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	225,766	2,527,644	140,995	(184,830)	180	52,574	2,536,563	—	—
1290 VT Energy Portfolio	6,895	49,375	3,193	(3,474)	3	(2,873)	46,224	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	31,647	417,145	22,354	(24,317)	5	(4,830)	410,357	—	—
1290 VT GAMCO Small Company Value Portfolio	4,862	306,604	15,965	(17,369)	165	(7,175)	298,190	—	—
1290 VT High Yield Bond Portfolio	156,420	1,518,568	83,027	(90,319)	55	(9,849)	1,501,482	—	—
1290 VT Low Volatility Global Equity Portfolio	13,429	173,315	9,580	(25,421)	783	(1,139)	157,118	—	—
1290 VT Micro Cap Portfolio	11,654	149,822	6,387	(21,948)	788	4,235	139,284	—	—
1290 VT Natural Resources Portfolio	6,624	57,771	3,193	(3,474)	3	(2,385)	55,108	—	—
1290 VT Real Estate Portfolio	9,487	120,691	6,386	(21,948)	(4)	(4,676)	100,449	—	—
1290 VT SmartBeta Equity Portfolio	11,622	166,765	9,579	(25,421)	2,482	(4,366)	149,039	—	—
AXA/AB Small Cap Growth Portfolio	15,091	322,844	15,966	(32,369)	129	9,605	316,175	—	—
AXA/ClearBridge Large Cap Growth Portfolio	24,465	326,433	19,160	(51,843)	1,490	5,406	300,646	—	—
AXA/Janus Enterprise Portfolio	25,704	472,810	25,547	(27,791)	(11)	24,344	494,899	—	—
EQ/BlackRock Basic Value Equity Portfolio	12,800	317,103	15,967	(17,369)	359	(6,837)	309,223	—	—
EQ/Capital Guardian Research Portfolio	22,807	624,328	35,126	(53,212)	1,620	4,136	611,998	—	—
EQ/Emerging Markets Equity PLUS Portfolio	28,783	329,023	15,965	(48,369)	3,213	6,577	306,409	—	—
EQ/Global Bond PLUS Portfolio	251,277	2,305,984	142,734	(138,953)	(22)	17,510	2,327,253	—	—
EQ/Intermediate Government Bond Portfolio	226,150	2,297,168	142,734	(138,953)	(389)	(14,411)	2,286,149	—	—
EQ/International Equity Index Portfolio	75,220	788,677	41,513	(76,160)	770	(10,063)	744,737	—	—
EQ/Invesco Comstock Portfolio	17,007	315,741	19,159	(20,843)	875	(8,394)	306,538	—	—
EQ/MFS International Growth Portfolio	57,085	476,791	25,548	(27,791)	538	(5,778)	469,308	—	—
EQ/PIMCO Global Real Return Portfolio	199,560	1,967,342	123,574	(118,110)	(13)	(2,292)	1,970,501	—	—
EQ/PIMCO Ultra Short Bond Portfolio	234,060	2,303,580	158,734	(138,953)	(4)	5,356	2,328,713	—	—
EQ/T. Rowe Price Growth Stock Portfolio	6,294	317,205	19,159	(35,843)	1,551	11,081	313,153	—	—
Multimanager Core Bond Portfolio	236,026	2,307,953	158,975	(138,953)	(131)	(44,187)	2,283,657	16,241	—
Multimanager Mid Cap Value Portfolio	27,461	467,733	25,549	(27,791)	322	(10,800)	455,013	—	—

Total		21,428,415	1,286,069	(1,511,824)	14,757	769	21,218,186	16,241	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,667,288	$—	$—	$7,667,288
Investment Companies
Investment Companies	1,903,732	21,218,186	—	23,121,918

Total Assets	$9,571,020	$21,218,186	$—	$30,789,206

Total Liabilities	$—	$—	$—	$—

Total	$9,571,020	$21,218,186	$—	$30,789,206

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,377,612
Aggregate gross unrealized depreciation	(264,812)

Net unrealized appreciation	$1,112,800

Federal income tax cost of investments in securities and derivative instruments, if applicable	$29,676,406

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	23,960	$1,220,283
iShares Global Infrastructure ETF	6,150	263,528
iShares International Treasury Bond ETF	2,040	105,284
iShares JP Morgan USD Emerging Markets Bond ETF	16,050	1,810,761
iShares Micro-Cap ETF	500	48,025
iShares MSCI EAFE Small-Cap ETF	3,330	217,083
iShares U.S. Oil & Gas Exploration & Production ETF	3,360	213,562
PowerShares DB Base Metals Fund*	3,010	54,782
PowerShares DB Commodity Index Tracking Fund*	4,930	83,711
PowerShares DB G10 Currency Harvest Fund*	12,470	294,292
PowerShares DB Gold Fund*	4,180	175,560
PowerShares DB Silver Fund*	1,090	27,250
PowerShares S&P 500 BuyWrite Portfolio	12,290	259,073
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	21,470	587,634
Vanguard Short-Term Inflation-Protected Securities ETF	5,900	288,569
Vanguard Total International Bond ETF	27,070	1,481,541

Total Exchange Traded Funds (21.0%) (Cost $7,090,588)		7,130,938

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	196,281	2,205,284
1290 VT Energy Portfolio‡	18,288	122,600
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	39,409	511,017
1290 VT GAMCO Small Company Value Portfolio‡	9,577	587,402
1290 VT High Yield Bond Portfolio‡	129,277	1,240,935
1290 VT Low Volatility Global Equity Portfolio‡	26,345	308,237
1290 VT Micro Cap Portfolio‡	20,452	244,439
1290 VT Natural Resources Portfolio‡	17,228	143,328
1290 VT Real Estate Portfolio‡	25,887	274,091
1290 VT SmartBeta Equity Portfolio‡	20,964	268,830
AQR Managed Futures Strategy, Institutional Class*	23,195	207,362
AXA/AB Small Cap Growth Portfolio‡	28,798	603,354
AXA/ClearBridge Large Cap Growth Portfolio‡	48,694	598,394
AXA/Janus Enterprise Portfolio*‡	47,752	919,409
BlackRock Global Long/Short Credit Fund, Institutional Class	24,667	256,537
Eaton Vance Floating-Rate Fund, Institutional Class	70,189	635,213
EQ/BlackRock Basic Value Equity Portfolio‡	24,310	587,274
EQ/Capital Guardian Research Portfolio‡	43,743	1,173,776
EQ/Core Bond Index Portfolio‡	2,112	20,546
EQ/Emerging Markets Equity PLUS Portfolio‡	56,006	596,223
EQ/Global Bond PLUS Portfolio‡	202,399	1,874,563
EQ/Intermediate Government Bond Portfolio‡	184,142	1,861,485
EQ/International Equity Index Portfolio‡	145,235	1,437,926
EQ/Invesco Comstock Portfolio‡	31,492	567,609
EQ/MFS International Growth Portfolio‡	109,149	897,336
EQ/PIMCO Global Real Return Portfolio‡	162,021	1,599,832
EQ/PIMCO Ultra Short Bond Portfolio‡	188,599	1,876,413
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,183	606,179
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	34,211	248,374
Franklin K2 Alternative Strategies Fund, Advisor Class	11,510	130,523
MSIF Frontier Markets Portfolio, Institutional Class*	14,672	325,873
Multimanager Core Bond Portfolio‡	191,181	1,849,761
Multimanager Mid Cap Value Portfolio*‡	52,218	865,208
PIMCO Foreign Bond Fund Unhedged, Institutional Class	25,917	268,759
Templeton Emerging Markets Small Cap Fund, Advisor Class	18,851	290,864
Templeton Global Smaller Companies Fund, Advisor Class	36,207	382,705

Total Investment Companies (78.5%) (Cost $25,162,530)		26,587,661

Total Investments in Securities (99.5%) (Cost $32,253,118)		33,718,599
Other Assets Less Liabilities (0.5%)		157,251

Net Assets (100%)		$33,875,850

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	196,281	2,175,344	56,766	(71,497)	(63)	44,734	2,205,284	—	—
1290 VT Energy Portfolio	18,288	130,141	3,433	(3,243)	(8)	(7,723)	122,600	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	39,409	516,441	13,734	(12,974)	1	(6,185)	511,017	—	—
1290 VT GAMCO Small Company Value Portfolio	9,577	600,744	15,449	(14,595)	67	(14,263)	587,402	—	—
1290 VT High Yield Bond Portfolio	129,277	1,247,474	30,899	(29,191)	(3)	(8,244)	1,240,935	—	—
1290 VT Low Volatility Global Equity Portfolio	26,345	325,965	8,584	(25,109)	365	(1,568)	308,237	—	—
1290 VT Micro Cap Portfolio	20,452	252,771	5,148	(21,865)	1,307	7,078	244,439	—	—
1290 VT Natural Resources Portfolio	17,228	149,482	3,432	(3,243)	3	(6,346)	143,328	—	—
1290 VT Real Estate Portfolio	25,887	286,036	6,866	(6,487)	1	(12,325)	274,091	—	—
1290 VT SmartBeta Equity Portfolio	20,964	272,948	8,583	(8,109)	2	(4,594)	268,830	—	—
AXA/AB Small Cap Growth Portfolio	28,798	601,687	15,449	(31,595)	36	17,777	603,354	—	—
AXA/ClearBridge Large Cap Growth Portfolio	48,694	620,058	15,449	(48,595)	500	10,982	598,394	—	—
AXA/Janus Enterprise Portfolio	47,752	889,757	24,031	(39,704)	(60)	45,385	919,409	—	—
EQ/BlackRock Basic Value Equity Portfolio	24,310	599,239	15,447	(14,595)	179	(12,996)	587,274	—	—
EQ/Capital Guardian Research Portfolio	43,743	1,195,781	30,899	(63,191)	288	9,999	1,173,776	—	—
EQ/Core Bond Index Portfolio	2,112	20,768	—	—	—	(222)	20,546	—	—
EQ/Emerging Markets Equity PLUS Portfolio	56,006	596,520	15,449	(31,595)	1,027	14,822	596,223	—	—
EQ/Global Bond PLUS Portfolio	202,399	1,840,907	65,066	(45,408)	3	13,995	1,874,563	—	—
EQ/Intermediate Government Bond Portfolio	184,142	1,836,683	82,064	(45,408)	(40)	(11,814)	1,861,485	—	—
EQ/International Equity Index Portfolio	145,235	1,489,953	39,480	(71,299)	901	(21,109)	1,437,926	—	—
EQ/Invesco Comstock Portfolio	31,492	613,696	15,450	(48,595)	5,329	(18,271)	567,609	—	—
EQ/MFS International Growth Portfolio	109,149	907,011	22,316	(21,082)	86	(10,995)	897,336	—	—
EQ/PIMCO Global Real Return Portfolio	162,021	1,565,241	75,199	(38,921)	1	(1,688)	1,599,832	—	—
EQ/PIMCO Ultra Short Bond Portfolio	188,599	1,835,448	82,065	(45,408)	— #	4,308	1,876,413	—	—
EQ/T. Rowe Price Growth Stock Portfolio	12,183	583,327	15,449	(14,595)	(21)	22,019	606,179	—	—
Multimanager Core Bond Portfolio	191,181	1,835,514	96,894	(47,030)	(15)	(35,602)	1,849,761	13,112	—
Multimanager Mid Cap Value Portfolio	52,218	917,809	22,315	(55,082)	2,078	(21,912)	865,208	—	—

Total		23,906,745	785,916	(858,416)	11,964	(4,758)	23,841,451	13,112	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,130,938	$—	$—	$7,130,938
Investment Companies
Investment Companies	2,746,210	23,841,451	—	26,587,661

Total Assets	$9,877,148	$23,841,451	$—	$33,718,599

Total Liabilities	$—	$—	$—	$—

Total	$9,877,148	$23,841,451	$—	$33,718,599

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,789,294
Aggregate gross unrealized depreciation	(317,935)

Net unrealized appreciation	$1,471,359

Federal income tax cost of investments in securities and derivative instruments, if applicable	$32,247,240

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	16,670	$849,003
iShares Global Infrastructure ETF	7,680	329,088
iShares International Treasury Bond ETF	1,730	89,285
iShares JP Morgan USD Emerging Markets Bond ETF	9,470	1,068,405
iShares Micro-Cap ETF	540	51,867
iShares MSCI EAFE Small-Cap ETF	5,120	333,773
iShares U.S. Oil & Gas Exploration & Production ETF	2,970	188,773
PowerShares DB Base Metals Fund*	3,260	59,332
PowerShares DB Commodity Index Tracking Fund*	7,350	124,803
PowerShares DB G10 Currency Harvest Fund*	14,365	339,014
PowerShares DB Gold Fund*	5,530	232,260
PowerShares DB Silver Fund*	1,350	33,750
PowerShares S&P 500 BuyWrite Portfolio	13,380	282,050
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	13,450	368,127
Vanguard Short-Term Inflation-Protected Securities ETF	2,950	144,285
Vanguard Total International Bond ETF	14,650	801,795

Total Exchange Traded Funds (19.6%) (Cost $5,170,902)		5,295,610

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	127,302	1,430,284
1290 VT Energy Portfolio‡	25,762	172,705
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	42,372	549,433
1290 VT GAMCO Small Company Value Portfolio‡	9,702	595,025
1290 VT High Yield Bond Portfolio‡	71,954	690,684
1290 VT Low Volatility Global Equity Portfolio‡	26,136	305,791
1290 VT Micro Cap Portfolio‡	21,242	253,886
1290 VT Natural Resources Portfolio‡	20,975	174,502
1290 VT Real Estate Portfolio‡	31,322	331,631
1290 VT SmartBeta Equity Portfolio‡	23,791	305,089
AQR Managed Futures Strategy, Institutional Class*	36,643	327,586
AXA/AB Small Cap Growth Portfolio‡	29,655	621,297
AXA/ClearBridge Large Cap Growth Portfolio‡	49,929	613,569
AXA/Janus Enterprise Portfolio*‡	49,646	955,874
BlackRock Global Long/Short Credit Fund, Institutional Class	32,349	336,429
Eaton Vance Floating-Rate Fund, Institutional Class	24,099	218,098
EQ/BlackRock Basic Value Equity Portfolio‡	24,866	600,716
EQ/Capital Guardian Research Portfolio‡	45,063	1,209,218
EQ/Core Bond Index Portfolio‡	1,479	14,382
EQ/Emerging Markets Equity PLUS Portfolio‡	56,924	605,987
EQ/Global Bond PLUS Portfolio‡	118,428	1,096,849
EQ/Intermediate Government Bond Portfolio*‡	107,626	1,087,993
EQ/International Equity Index Portfolio‡	150,310	1,488,176
EQ/Invesco Comstock Portfolio‡	33,080	596,224
EQ/MFS International Growth Portfolio‡	109,336	898,876
EQ/PIMCO Global Real Return Portfolio‡	94,019	928,363
EQ/PIMCO Ultra Short Bond Portfolio‡	110,265	1,097,051
EQ/T. Rowe Price Growth Stock Portfolio*‡	12,593	626,595
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	48,835	354,544
Franklin K2 Alternative Strategies Fund, Advisor Class	9,288	105,320
MSIF Frontier Markets Portfolio, Institutional Class*	14,919	331,358
Multimanager Core Bond Portfolio‡	112,873	1,092,096
Multimanager Mid Cap Value Portfolio*‡	53,816	891,695
PIMCO Foreign Bond Fund Unhedged, Institutional Class	16,827	174,496
Templeton Emerging Markets Small Cap Fund, Advisor Class	19,679	303,646
Templeton Global Smaller Companies Fund, Advisor Class	25,346	267,903

Total Investment Companies (79.9%) (Cost $20,015,718)		21,653,371

Total Investments in Securities (99.5%) (Cost $25,186,620)		26,948,981
Other Assets Less Liabilities (0.5%)		141,080

Net Assets (100%)		$27,090,061

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018 were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	127,302	1,258,106	203,264	(55,994)	67	24,841	1,430,284	—	—
1290 VT Energy Portfolio	25,762	166,308	23,453	(6,461)	12	(10,607)	172,705	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	42,372	499,593	78,178	(21,536)	(26)	(6,776)	549,433	—	—
1290 VT GAMCO Small Company Value Portfolio	9,702	547,061	85,999	(23,690)	(53)	(14,292)	595,025	—	—
1290 VT High Yield Bond Portfolio	71,954	621,544	101,632	(27,997)	(2)	(4,493)	690,684	—	—
1290 VT Low Volatility Global Equity Portfolio	26,136	273,580	46,909	(12,922)	(40)	(1,736)	305,791	—	—
1290 VT Micro Cap Portfolio	21,242	230,010	39,090	(22,768)	492	7,062	253,886	—	—
1290 VT Natural Resources Portfolio	20,975	165,193	23,452	(6,461)	(14)	(7,668)	174,502	—	—
1290 VT Real Estate Portfolio	31,322	311,286	46,907	(12,922)	(2)	(13,638)	331,631	—	—
1290 VT SmartBeta Equity Portfolio	23,791	276,776	46,909	(12,922)	5	(5,679)	305,089	—	—
AXA/AB Small Cap Growth Portfolio	29,655	554,798	85,998	(35,690)	42	16,149	621,297	—	—
AXA/ClearBridge Large Cap Growth Portfolio	49,929	550,727	93,815	(38,343)	217	7,153	613,569	—	—
AXA/Janus Enterprise Portfolio	49,646	830,009	132,904	(49,111)	219	41,853	955,874	—	—
EQ/BlackRock Basic Value Equity Portfolio	24,866	558,780	93,815	(37,843)	212	(14,248)	600,716	—	—
EQ/Capital Guardian Research Portfolio	45,063	1,098,497	179,811	(74,033)	1,715	3,228	1,209,218	—	—
EQ/Core Bond Index Portfolio	1,479	14,537	—	—	—	(155)	14,382	—	—
EQ/Emerging Markets Equity PLUS Portfolio	56,924	566,009	85,998	(60,190)	2,668	11,502	605,987	—	—
EQ/Global Bond PLUS Portfolio	118,428	963,251	168,857	(43,072)	(6)	7,819	1,096,849	—	—
EQ/Intermediate Government Bond Portfolio	107,626	956,226	180,858	(43,072)	(39)	(5,980)	1,087,993	—	—
EQ/International Equity Index Portfolio	150,310	1,366,522	219,206	(73,617)	210	(24,145)	1,488,176	—	—
EQ/Invesco Comstock Portfolio	33,080	556,190	93,813	(37,843)	(80)	(15,856)	596,224	—	—
EQ/MFS International Growth Portfolio	109,336	827,011	132,904	(49,111)	534	(12,462)	898,876	—	—
EQ/PIMCO Global Real Return Portfolio	94,019	831,628	132,904	(36,611)	(5)	447	928,363	—	—
EQ/PIMCO Ultra Short Bond Portfolio	110,265	966,498	171,358	(43,072)	(10)	2,277	1,097,051	—	—
EQ/T. Rowe Price Growth Stock Portfolio	12,593	552,079	93,815	(38,343)	999	18,045	626,595	—	—
Multimanager Core Bond Portfolio	112,873	963,883	192,524	(45,226)	(102)	(18,983)	1,092,096	7,348	—
Multimanager Mid Cap Value Portfolio	53,816	827,876	132,904	(48,611)	374	(20,848)	891,695	—	—

Total		17,333,978	2,887,277	(957,461)	7,387	(37,190)	19,233,991	7,348	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MODERATE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,295,610	$—	$—	$5,295,610
Investment Companies
Investment Companies	2,419,380	19,233,991	—	21,653,371

Total Assets	$7,714,990	$19,233,991	$—	$26,948,981

Total Liabilities	$—	$—	$—	$—

Total	$7,714,990	$19,233,991	$—	$26,948,981

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,971,792
Aggregate gross unrealized depreciation	(213,190)

Net unrealized appreciation	$1,758,602

Federal income tax cost of investments in securities and derivative instruments, if applicable	$25,190,379

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	5,320	$270,948
iShares Global Infrastructure ETF	6,490	278,096
iShares International Treasury Bond ETF	1,060	54,706
iShares JP Morgan USD Emerging Markets Bond ETF	2,980	336,204
iShares Micro-Cap ETF	240	23,052
iShares MSCI EAFE Small-Cap ETF	2,310	150,589
iShares U.S. Oil & Gas Exploration & Production ETF	3,350	212,926
PowerShares DB Base Metals Fund*	2,920	53,144
PowerShares DB Commodity Index Tracking Fund*	7,490	127,180
PowerShares DB G10 Currency Harvest Fund*	8,980	211,928
PowerShares DB Gold Fund*	4,815	202,230
PowerShares DB Silver Fund*	1,110	27,750
PowerShares S&P 500 BuyWrite Portfolio	9,310	196,255
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	4,360	119,333
Vanguard Short-Term Inflation-Protected Securities ETF	620	30,324
Vanguard Total International Bond ETF	4,220	230,961

Total Exchange Traded Funds (17.7%) (Cost $2,577,074)		2,525,626

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	52,216	586,661
1290 VT Energy Portfolio‡	28,200	189,049
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	17,202	223,060
1290 VT GAMCO Small Company Value Portfolio‡	6,344	389,100
1290 VT High Yield Bond Portfolio‡	27,021	259,376
1290 VT Low Volatility Global Equity Portfolio‡	17,035	199,314
1290 VT Micro Cap Portfolio‡	14,914	178,250
1290 VT Natural Resources Portfolio‡	23,089	192,086
1290 VT Real Estate Portfolio‡	32,063	339,476
1290 VT SmartBeta Equity Portfolio‡	15,488	198,612
AQR Managed Futures Strategy, Institutional Class*	19,132	171,043
AXA/AB Small Cap Growth Portfolio‡	19,316	404,689
AXA/ClearBridge Large Cap Growth Portfolio‡	32,079	394,219
AXA/Janus Enterprise Portfolio*‡	31,934	614,858
BlackRock Global Long/Short Credit Fund, Institutional Class	12,410	129,062
Eaton Vance Floating-Rate Fund, Institutional Class	7,783	70,437
EQ/BlackRock Basic Value Equity Portfolio‡	15,897	384,040
EQ/Capital Guardian Research Portfolio‡	29,183	783,085
EQ/Core Bond Index Portfolio‡	1,584	15,410
EQ/Emerging Markets Equity PLUS Portfolio‡	36,911	392,944
EQ/Global Bond PLUS Portfolio‡	39,352	364,468
EQ/Intermediate Government Bond Portfolio‡	35,699	360,877
EQ/International Equity Index Portfolio‡	97,058	960,947
EQ/Invesco Comstock Portfolio‡	21,315	384,185
EQ/MFS International Growth Portfolio‡	70,831	582,319
EQ/PIMCO Global Real Return Portfolio‡	32,425	320,174
EQ/PIMCO Ultra Short Bond Portfolio‡	36,349	361,641
EQ/T. Rowe Price Growth Stock Portfolio*‡	8,096	402,843
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	16,258	118,030
Franklin K2 Alternative Strategies Fund, Advisor Class	7,478	84,795
MSIF Frontier Markets Portfolio, Institutional Class	9,444	209,760
Multimanager Core Bond Portfolio‡	37,327	361,158
Multimanager Mid Cap Value Portfolio*‡	34,864	577,667
PIMCO Foreign Bond Fund Unhedged, Institutional Class	6,169	63,977
Templeton Emerging Markets Small Cap Fund, Advisor Class	12,896	198,989
Templeton Global Smaller Companies Fund, Advisor Class	23,646	249,936

Total Investment Companies (81.9%) (Cost $10,789,013)		11,716,537

Total Investments in Securities (99.6%) (Cost $13,366,087)		14,242,163
Other Assets Less Liabilities (0.4%)		56,966

Net Assets (100%)		$14,299,129

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	52,216	541,975	42,383	(8,841)	(18)	11,162	586,661	—	—
1290 VT Energy Portfolio	28,200	201,470	14,834	(16,594)	(582)	(10,079)	189,049	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	17,202	212,294	16,953	(3,536)	(1)	(2,650)	223,060	—	—
1290 VT GAMCO Small Company Value Portfolio	6,344	374,706	29,668	(6,189)	— #	(9,085)	389,100	—	—
1290 VT High Yield Bond Portfolio	27,021	247,625	16,953	(3,536)	(1)	(1,665)	259,376	—	—
1290 VT Low Volatility Global Equity Portfolio	17,035	194,370	14,834	(9,094)	56	(852)	199,314	—	—
1290 VT Micro Cap Portfolio	14,914	164,437	10,595	(2,210)	(2)	5,430	178,250	—	—
1290 VT Natural Resources Portfolio	23,089	201,397	14,834	(16,594)	62	(7,613)	192,086	—	—
1290 VT Real Estate Portfolio	32,063	333,388	25,429	(5,305)	(8)	(14,028)	339,476	—	—
1290 VT SmartBeta Equity Portfolio	15,488	196,031	14,834	(9,094)	58	(3,217)	198,612	—	—
AXA/AB Small Cap Growth Portfolio	19,316	383,348	29,668	(19,689)	144	11,218	404,689	—	—
AXA/ClearBridge Large Cap Growth Portfolio	32,079	377,925	29,668	(19,689)	43	6,272	394,219	—	—
AXA/Janus Enterprise Portfolio	31,934	565,924	42,383	(22,341)	(358)	29,250	614,858	—	—
EQ/BlackRock Basic Value Equity Portfolio	15,897	374,906	29,668	(12,189)	266	(8,611)	384,040	—	—
EQ/Capital Guardian Research Portfolio	29,183	746,124	57,216	(25,436)	(110)	5,291	783,085	—	—
EQ/Core Bond Index Portfolio	1,584	15,576	—	—	—	(166)	15,410	—	—
EQ/Emerging Markets Equity PLUS Portfolio	36,911	380,188	29,668	(27,189)	1,752	8,525	392,944	—	—
EQ/Global Bond PLUS Portfolio	39,352	334,683	32,430	(5,305)	— #	2,660	364,468	—	—
EQ/Intermediate Government Bond Portfolio	35,699	332,848	35,430	(5,305)	(1)	(2,095)	360,877	—	—
EQ/International Equity Index Portfolio	97,058	919,935	72,194	(17,029)	50	(14,203)	960,947	—	—
EQ/Invesco Comstock Portfolio	21,315	377,772	29,668	(13,689)	397	(9,963)	384,185	—	—
EQ/MFS International Growth Portfolio	70,831	576,200	42,383	(29,841)	263	(6,686)	582,319	—	—
EQ/PIMCO Global Real Return Portfolio	32,425	303,454	21,191	(4,421)	1	(51)	320,174	—	—
EQ/PIMCO Ultra Short Bond Portfolio	36,349	340,735	25,429	(5,305)	— #	782	361,641	—	—
EQ/T. Rowe Price Growth Stock Portfolio	8,096	378,689	29,668	(19,689)	74	14,101	402,843	—	—
Multimanager Core Bond Portfolio	37,327	333,371	40,026	(5,747)	(1)	(6,491)	361,158	2,477	—

Multimanager Mid Cap Value Portfolio	34,864	557,410	42,383	(8,841)	30	(13,315)	577,667	—	—

Total		9,966,781	790,390	(322,698)	2,114	(16,079)	10,420,508	2,477	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$2,525,626	$—	$—	$2,525,626
Investment Companies
Investment Companies	1,296,029	10,420,508	—	11,716,537

Total Assets	$3,821,655	$10,420,508	$—	$14,242,163

Total Liabilities	$—	$—	$—	$—

Total	$3,821,655	$10,420,508	$—	$14,242,163

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,181,292
Aggregate gross unrealized depreciation	(266,367)

Net unrealized appreciation	$914,925

Federal income tax cost of investments in securities and derivative instruments, if applicable	$13,327,238

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
iShares Floating Rate Bond ETF	1,040	$52,967
iShares Global Infrastructure ETF	4,650	199,253
iShares International Treasury Bond ETF	160	8,258
iShares JP Morgan USD Emerging Markets Bond ETF	620	69,948
iShares Micro-Cap ETF	200	19,210
iShares MSCI EAFE Small-Cap ETF	790	51,500
iShares U.S. Oil & Gas Exploration & Production ETF	2,540	161,442
PowerShares DB Base Metals Fund*	2,280	41,496
PowerShares DB Commodity Index Tracking Fund*	6,470	109,861
PowerShares DB G10 Currency Harvest Fund*	5,425	128,030
PowerShares DB Gold Fund*	3,500	147,000
PowerShares DB Silver Fund*	970	24,250
PowerShares S&P 500 BuyWrite Portfolio	5,450	114,886
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	1,120	30,654
Vanguard Short-Term Inflation-Protected Securities ETF	270	13,206
Vanguard Total International Bond ETF	1,070	58,561

Total Exchange Traded Funds (17.2%) (Cost $1,297,258)		1,230,522

INVESTMENT COMPANIES:
1290 VT Convertible Securities Portfolio‡	18,248	205,025
1290 VT Energy Portfolio‡	21,892	146,760
1290 VT GAMCO Mergers & Acquisitions Portfolio‡	5,118	66,368
1290 VT GAMCO Small Company Value Portfolio‡	3,698	226,794
1290 VT High Yield Bond Portfolio‡	4,752	45,610
1290 VT Low Volatility Global Equity Portfolio‡	9,824	114,944
1290 VT Micro Cap Portfolio‡	8,728	104,320
1290 VT Natural Resources Portfolio‡	18,815	156,533
1290 VT Real Estate Portfolio‡	23,524	249,071
1290 VT SmartBeta Equity Portfolio‡	9,059	116,170
AQR Managed Futures Strategy, Institutional Class*	9,575	85,597
AXA/AB Small Cap Growth Portfolio‡	11,473	240,380
AXA/ClearBridge Large Cap Growth Portfolio‡	19,526	239,955
AXA/Janus Enterprise Portfolio*‡	18,514	356,472
BlackRock Global Long/Short Credit Fund, Institutional Class	3,965	41,232
Eaton Vance Floating-Rate Fund, Institutional Class	1,849	16,734
EQ/BlackRock Basic Value Equity Portfolio‡	9,565	231,075
EQ/Capital Guardian Research Portfolio‡	17,301	464,256
EQ/Emerging Markets Equity PLUS Portfolio‡	22,691	241,556
EQ/Global Bond PLUS Portfolio‡	7,336	67,941
EQ/Intermediate Government Bond Portfolio‡	6,957	70,331
EQ/International Equity Index Portfolio‡	57,180	566,123
EQ/Invesco Comstock Portfolio‡	12,832	231,273
EQ/MFS International Growth Portfolio‡	41,786	343,536
EQ/PIMCO Global Real Return Portfolio‡	5,777	57,043
EQ/PIMCO Ultra Short Bond Portfolio‡	6,866	68,310
EQ/T. Rowe Price Growth Stock Portfolio*‡	4,793	238,463
Financial Investors Trust - Listed Private Equity Fund, Institutional Class	3,651	26,509
Franklin K2 Alternative Strategies Fund, Advisor Class	3,408	38,652
MSIF Frontier Markets Portfolio, Institutional Class	5,351	118,852
Multimanager Core Bond Portfolio‡	6,837	66,149
Multimanager Mid Cap Value Portfolio‡	20,400	338,019
PIMCO Foreign Bond Fund Unhedged, Institutional Class	1,007	10,438
Templeton Emerging Markets Small Cap Fund, Advisor Class	7,802	120,379
Templeton Global Smaller Companies Fund, Advisor Class	17,070	180,427

Total Investment Companies (82.6%) (Cost $5,532,000)		5,891,297

Total Investments in Securities (99.8%) (Cost $6,829,258)		7,121,819
Other Assets Less Liabilities (0.2%)		12,550

Net Assets (100%)		$7,134,369

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Convertible Securities Portfolio	18,248	180,701	44,717	(23,081)	(65)	2,753	205,025	—	4,371
1290 VT Energy Portfolio	21,892	140,034	31,941	(16,487)	(88)	(8,640)	146,760	—	—
1290 VT GAMCO Mergers & Acquisitions Portfolio	5,118	59,535	15,971	(8,243)	(47)	(848)	66,368	—	—
1290 VT GAMCO Small Company Value Portfolio	3,698	208,337	51,106	(26,379)	(318)	(5,952)	226,794	—	—
1290 VT High Yield Bond Portfolio	4,752	41,265	9,582	(4,946)	(5)	(286)	45,610	—	—
1290 VT Low Volatility Global Equity Portfolio	9,824	103,442	25,553	(13,189)	(181)	(681)	114,944	—	245
1290 VT Micro Cap Portfolio	8,728	92,518	19,165	(9,892)	50	2,479	104,320	—	6,450
1290 VT Natural Resources Portfolio	18,815	147,597	31,941	(16,487)	(1)	(6,517)	156,533	—	—
1290 VT Real Estate Portfolio	23,524	231,728	57,494	(29,676)	(39)	(10,436)	249,071	—	1,638
1290 VT SmartBeta Equity Portfolio	9,059	106,105	25,553	(13,189)	(156)	(2,143)	116,170	—	2,863
AXA/AB Small Cap Growth Portfolio	11,473	210,950	51,106	(26,379)	(225)	4,928	240,380	—	—
AXA/ClearBridge Large Cap Growth Portfolio	19,526	213,316	51,106	(26,379)	(13)	1,925	239,955	—	—
AXA/Janus Enterprise Portfolio	18,514	307,317	73,464	(37,919)	(178)	13,788	356,472	—	—
EQ/BlackRock Basic Value Equity Portfolio	9,565	212,144	51,106	(26,379)	(86)	(5,710)	231,075	—	—
EQ/Capital Guardian Research Portfolio	17,301	416,241	99,017	(51,108)	535	(429)	464,256	—	—
EQ/Emerging Markets Equity PLUS Portfolio	22,691	212,417	51,106	(26,379)	180	4,232	241,556	—	4,707
EQ/Global Bond PLUS Portfolio	7,336	59,738	15,971	(8,243)	3	472	67,941	—	—
EQ/Intermediate Government Bond Portfolio	6,957	62,983	15,971	(8,243)	(18)	(362)	70,331	—	—
EQ/International Equity Index Portfolio	57,180	516,515	124,803	(65,724)	(33)	(9,438)	566,123	—	—
EQ/Invesco Comstock Portfolio	12,832	213,032	51,106	(26,379)	(220)	(6,266)	231,273	—	—
EQ/MFS International Growth Portfolio	41,786	313,099	73,464	(37,919)	(249)	(4,859)	343,536	—	—
EQ/PIMCO Global Real Return Portfolio	5,777	50,833	12,776	(6,595)	(6)	35	57,043	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,866	60,444	15,971	(8,243)	— #	138	68,310	—	—
EQ/T. Rowe Price Growth Stock Portfolio	4,793	207,589	51,106	(26,379)	153	5,994	238,463	—	—
Multimanager Core Bond Portfolio	6,837	59,106	16,406	(8,243)	(9)	(1,111)	66,149	436	—

Multimanager Mid Cap Value Portfolio	20,400	311,472	73,464	(37,919)	(572)	(8,426)	338,019	—	—

Total		4,738,458	1,140,966	(589,999)	(1,588)	(35,360)	5,252,477	436	20,274

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$1,230,522	$—	$—	$1,230,522
Investment Companies
Investment Companies	638,820	5,252,477	—	5,891,297

Total Assets	$1,869,342	$5,252,477	$—	$7,121,819

Total Liabilities	$—	$—	$—	$—

Total	$1,869,342	$5,252,477	$—	$7,121,819

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$538,263
Aggregate gross unrealized depreciation	(228,860)

Net unrealized appreciation	$309,403

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,812,416

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT DoubleLine Opportunistic Bond Portfolio‡	1,340,364	$13,304,951
1290 VT High Yield Bond Portfolio‡	2,000,562	19,203,460
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	782,469	7,762,091
EQ/Core Bond Index Portfolio‡	9,186,779	89,366,479
EQ/PIMCO Global Real Return Portfolio‡	1,011,582	9,988,609
EQ/Quality Bond PLUS Portfolio‡	5,070,622	42,518,123
Natixis Loomis Sayles Strategic Income Fund, Institutional Class Shares	342,602	4,960,884

Total Investments in Securities (100.1%) (Cost $191,726,625)		187,104,597
Other Assets Less Liabilities (-0.1%)		(114,102)

Net Assets (100%)		$186,990,495

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT DoubleLine Opportunistic Bond Portfolio	1,340,364	13,449,571	—	—	—	(144,620)	13,304,951	—	—
1290 VT High Yield Bond Portfolio	2,000,562	19,508,479	74,060	(249,692)	(90)	(129,297)	19,203,460	—	—
EQ/Core Bond Index Portfolio	9,186,779	92,642,595	962,765	(3,245,992)	(52,791)	(940,098)	89,366,479	—	—
EQ/PIMCO Global Real Return Portfolio	1,011,582	10,179,404	74,058	(249,692)	271	(15,432)	9,988,609	—	—
EQ/Quality Bond PLUS Portfolio	5,070,622	43,680,418	296,236	(998,767)	(3,933)	(455,831)	42,518,123	—	—

Total		179,460,467	1,407,119	(4,744,143)	(56,543)	(1,685,278)	174,381,622	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,722,975	$174,381,622	$—	$187,104,597

Total Assets	$12,722,975	$174,381,622	$—	$187,104,597

Total Liabilities	$—	$—	$—	$—

Total	$12,722,975	$174,381,622	$—	$187,104,597

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,745
Aggregate gross unrealized depreciation	(4,843,410)

Net unrealized depreciation	$(4,605,665)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$191,710,262

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT Micro Cap Portfolio‡	2,328,619	$27,831,443
AXA/Morgan Stanley Small Cap Growth Portfolio*‡	6,123,482	68,957,352

Total Investments in Securities (100.1%) (Cost $73,582,937)		96,788,795
Other Assets Less Liabilities (-0.1%)		(53,557)

Net Assets (100%)		$96,735,238

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT Micro Cap Portfolio	2,328,619	27,761,489	109,732	(951,320)	57,160	854,382	27,831,443	—	—
AXA/Morgan Stanley Small Cap Growth Portfolio	6,123,482	69,311,269	289,292	(2,508,026)	94,279	1,770,538	68,957,352	—	—

Total		97,072,758	399,024	(3,459,346)	151,439	2,624,920	96,788,795	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$96,788,795	$—	$96,788,795

Total Assets	$—	$96,788,795	$—	$96,788,795

Total Liabilities	$—	$—	$—	$—

Total	$—	$96,788,795	$—	$96,788,795

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,230,231
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$23,230,231

Federal income tax cost of investments in securities and derivative instruments, if applicable	$73,558,564

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT GAMCO Small Company Value Portfolio‡	929,977	$57,037,587
1290 VT Small Cap Value Portfolio‡	11,040,329	117,850,990

Total Investments in Securities (100.2%) (Cost $138,841,942)		174,888,577
Other Assets Less Liabilities (-0.2%)		(265,581)

Net Assets (100%)		$174,622,996

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

CHARTERSM SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT GAMCO Small Company Value Portfolio	929,977	57,605,725	2,193,160	(1,324,960)	5,153	(1,441,491)	57,037,587	—	—
1290 VT Small Cap Value Portfolio	11,040,329	114,647,583	4,353,585	(2,630,144)	37,469	1,442,497	117,850,990	—	—

Total		172,253,308	6,546,745	(3,955,104)	42,622	1,006	174,888,577	—	—

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$174,888,577	$—	$174,888,577

Total Assets	$—	$174,888,577	$—	$174,888,577

Total Liabilities	$—	$—	$—	$—

Total	$—	$174,888,577	$—	$174,888,577

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$36,226,453
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$36,226,453

Federal income tax cost of investments in securities and derivative instruments, if applicable	$138,662,124

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	467,282	$4,485,455
EQ/BlackRock Basic Value Equity Portfolio‡	66,869	1,615,402
EQ/Core Bond Index Portfolio‡	1,278,424	12,436,163
EQ/Emerging Markets Equity PLUS Portfolio‡	200,078	2,129,954
EQ/Equity 500 Index Portfolio‡	272,146	11,911,351
EQ/Global Bond PLUS Portfolio‡	519,743	4,813,705
EQ/International Equity Index Portfolio‡	533,155	5,278,620
EQ/MFS International Growth Portfolio‡	171,257	1,407,944
EQ/PIMCO Ultra Short Bond Portfolio‡	388,519	3,865,452
EQ/Quality Bond PLUS Portfolio‡	702,655	5,891,894
EQ/Small Company Index Portfolio‡	94,000	1,112,817
Multimanager Aggressive Equity Portfolio‡	12,387	789,585
Multimanager Mid Cap Growth Portfolio*‡	83,046	916,410
Multimanager Mid Cap Value Portfolio‡	60,708	1,005,881

Total Investments in Securities (100.1%) (Cost $47,610,398)		57,660,633
Other Assets Less Liabilities (-0.1%)		(37,805)

Net Assets (100%)		$57,622,828

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	467,282	4,495,241	242,484	(220,935)	(206)	(31,129)	4,485,455	—	—
EQ/BlackRock Basic Value Equity Portfolio	66,869	1,703,612	49,903	(102,577)	3,906	(39,442)	1,615,402	—	—
EQ/Core Bond Index Portfolio	1,278,424	12,239,389	992,452	(662,805)	(1,134)	(131,739)	12,436,163	—	—
EQ/Emerging Markets Equity PLUS Portfolio	200,078	2,225,403	69,097	(222,030)	13,205	44,279	2,129,954	—	—
EQ/Equity 500 Index Portfolio	272,146	13,503,507	307,097	(1,821,243)	733,734	(811,744)	11,911,351	—	—
EQ/Global Bond PLUS Portfolio	519,743	4,664,650	350,161	(236,716)	(24)	35,634	4,813,705	—	—
EQ/International Equity Index Portfolio	533,155	5,763,372	142,033	(551,950)	12,334	(87,169)	5,278,620	—	—
EQ/MFS International Growth Portfolio	171,257	1,498,389	69,097	(142,030)	1,113	(18,625)	1,407,944	—	—
EQ/PIMCO Ultra Short Bond Portfolio	388,519	3,746,973	314,806	(205,154)	22	8,805	3,865,452	—	—
EQ/Quality Bond PLUS Portfolio	702,655	5,832,803	420,871	(299,840)	(434)	(61,506)	5,891,894	—	—
EQ/Small Company Index Portfolio	94,000	1,159,295	42,226	(86,796)	434	(2,342)	1,112,817	—	—
Multimanager Aggressive Equity Portfolio	12,387	778,928	19,194	(39,453)	11,345	19,571	789,585	—	—
Multimanager Mid Cap Growth Portfolio	83,046	909,853	26,871	(55,234)	989	33,931	916,410	—	—
Multimanager Mid Cap Value Portfolio	60,708	1,050,683	19,194	(39,453)	4,839	(29,382)	1,005,881	—	—

Total		59,572,098	3,065,486	(4,686,216)	780,123	(1,070,858)	57,660,633	—	—

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$57,660,633	$—	$57,660,633

Total Assets	$—	$57,660,633	$—	$57,660,633

Total Liabilities	$—	$—	$—	$—

Total	$—	$57,660,633	$—	$57,660,633

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,880,970
Aggregate gross unrealized depreciation	(855,987)

Net unrealized appreciation	$10,024,983

Federal income tax cost of investments in securities and derivative instruments, if applicable	$47,635,650

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	1,032,640	$9,912,342
EQ/BlackRock Basic Value Equity Portfolio‡	208,410	5,034,715
EQ/Core Bond Index Portfolio‡	2,271,844	22,099,877
EQ/Emerging Markets Equity PLUS Portfolio‡	884,427	9,415,266
EQ/Equity 500 Index Portfolio‡	1,261,770	55,225,378
EQ/Global Bond PLUS Portfolio‡	979,142	9,068,521
EQ/International Equity Index Portfolio‡	2,150,041	21,286,958
EQ/MFS International Growth Portfolio‡	1,135,093	9,331,866
EQ/PIMCO Ultra Short Bond Portfolio‡	705,217	7,016,343
EQ/Quality Bond PLUS Portfolio‡	1,279,460	10,728,511
EQ/Small Company Index Portfolio‡	885,996	10,488,872
Multimanager Aggressive Equity Portfolio‡	45,590	2,906,097
Multimanager Mid Cap Growth Portfolio*‡	160,082	1,766,485
Multimanager Mid Cap Value Portfolio‡	140,737	2,331,912

Total Investments in Securities (100.0%) (Cost $140,279,239)		176,613,143
Other Assets Less Liabilities (0.0%)		14,042

Net Assets (100%)		$176,627,185

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	1,032,640	9,133,500	955,754	(108,761)	(9)	(68,142)	9,912,342	—	—
EQ/BlackRock Basic Value Equity Portfolio	208,410	5,003,395	221,028	(76,132)	64	(113,640)	5,034,715	—	—
EQ/Core Bond Index Portfolio	2,271,844	20,377,865	2,196,234	(250,149)	(199)	(223,874)	22,099,877	—	—
EQ/Emerging Markets Equity PLUS Portfolio	884,427	9,260,367	331,541	(414,199)	9,656	227,901	9,415,266	—	—
EQ/Equity 500 Index Portfolio	1,261,770	57,233,083	2,020,823	(3,566,068)	40,936	(503,396)	55,225,378	—	—
EQ/Global Bond PLUS Portfolio	979,142	8,235,971	864,178	(97,885)	— #	66,257	9,068,521	—	—
EQ/International Equity Index Portfolio	2,150,041	21,783,930	789,384	(971,902)	10,551	(325,005)	21,286,958	—	—
EQ/MFS International Growth Portfolio	1,135,093	9,211,849	363,117	(125,075)	102	(118,127)	9,331,866	—	—
EQ/PIMCO Ultra Short Bond Portfolio	705,217	6,345,880	736,815	(81,570)	1	15,217	7,016,343	—	—
EQ/Quality Bond PLUS Portfolio	1,279,460	9,905,940	1,058,904	(130,513)	(79)	(105,741)	10,728,511	—	—
EQ/Small Company Index Portfolio	885,996	10,239,232	410,480	(141,389)	(23)	(19,428)	10,488,872	—	—
Multimanager Aggressive Equity Portfolio	45,590	2,726,128	110,514	(38,066)	2	107,519	2,906,097	—	—
Multimanager Mid Cap Growth Portfolio	160,082	1,640,422	94,726	(32,628)	77	63,888	1,766,485	—	—
Multimanager Mid Cap Value Portfolio	140,737	2,367,193	31,575	(10,876)	(52)	(55,928)	2,331,912	—	—

Total		173,464,755	10,185,073	(6,045,213)	61,027	(1,052,499)	176,613,143	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$176,613,143	$—	$176,613,143

Total Assets	$—	$176,613,143	$—	$176,613,143

Total Liabilities	$—	$—	$—	$—

Total	$—	$176,613,143	$—	$176,613,143

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$37,483,721
Aggregate gross unrealized depreciation	(1,292,181)

Net unrealized appreciation	$36,191,540

Federal income tax cost of investments in securities and derivative instruments, if applicable	$140,421,603

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	482,618	$4,632,669
EQ/BlackRock Basic Value Equity Portfolio‡	148,060	3,576,808
EQ/Core Bond Index Portfolio‡	1,067,444	10,383,806
EQ/Emerging Markets Equity PLUS Portfolio‡	754,455	8,031,637
EQ/Equity 500 Index Portfolio‡	1,227,940	53,744,705
EQ/Global Bond PLUS Portfolio‡	462,847	4,286,749
EQ/International Equity Index Portfolio‡	1,889,265	18,705,081
EQ/MFS International Growth Portfolio‡	1,133,919	9,322,213
EQ/PIMCO Ultra Short Bond Portfolio‡	327,908	3,262,419
EQ/Quality Bond PLUS Portfolio‡	608,865	5,105,444
EQ/Small Company Index Portfolio‡	862,577	10,211,631
Multimanager Aggressive Equity Portfolio‡	26,082	1,662,617
Multimanager Mid Cap Growth Portfolio*‡	103,003	1,136,632
Multimanager Mid Cap Value Portfolio‡	65,570	1,086,457

Total Investments in Securities (99.9%) (Cost $104,036,029)		135,148,868
Other Assets Less Liabilities (0.1%)		92,298

Net Assets (100%)		$135,241,166

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)		Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	482,618	4,191,816	501,861	(29,116)	—	#	(31,892)	4,632,669	—	—
EQ/BlackRock Basic Value Equity Portfolio	148,060	3,444,930	255,814	(38,821)	114		(85,229)	3,576,808	—	—
EQ/Core Bond Index Portfolio	1,067,444	9,389,052	1,168,664	(70,364)	3		(103,549)	10,383,806	—	—
EQ/Emerging Markets Equity PLUS Portfolio	754,455	7,747,348	367,733	(275,806)	11,437		180,925	8,031,637	—	—
EQ/Equity 500 Index Portfolio	1,227,940	53,730,706	2,398,260	(1,868,951)	20,171		(535,481)	53,744,705	—	—
EQ/Global Bond PLUS Portfolio	462,847	3,816,699	465,872	(26,690)	1		30,867	4,286,749	—	—
EQ/International Equity Index Portfolio	1,889,265	18,385,354	911,339	(288,301)	252		(303,563)	18,705,081	—	—
EQ/MFS International Growth Portfolio	1,133,919	9,077,657	431,687	(65,511)	20		(121,640)	9,322,213	—	—
EQ/PIMCO Ultra Short Bond Portfolio	327,908	2,893,416	383,896	(21,837)	—	#	6,944	3,262,419	—	—
EQ/Quality Bond PLUS Portfolio	608,865	4,594,076	601,803	(41,248)	(28)		(49,159)	5,105,444	—	—
EQ/Small Company Index Portfolio	862,577	9,775,482	543,606	(82,496)	(12)		(24,949)	10,211,631	—	—
Multimanager Aggressive Equity Portfolio	26,082	1,471,805	159,884	(24,263)	73		55,118	1,662,617	—	—
Multimanager Mid Cap Growth Portfolio	103,003	1,042,092	63,954	(9,705)	13		40,278	1,136,632	—	—
Multimanager Mid Cap Value Portfolio	65,570	1,099,073	15,988	(2,426)	3		(26,181)	1,086,457	—	—

Total		130,659,506	8,270,361	(2,845,535)	32,047		(967,511)	135,148,868	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$135,148,868	$—	$135,148,868

Total Assets	$—	$135,148,868	$—	$135,148,868

Total Liabilities	$—	$—	$—	$—

Total	$—	$135,148,868	$—	$135,148,868

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,625,969
Aggregate gross unrealized depreciation	(618,626)

Net unrealized appreciation	$31,007,343

Federal income tax cost of investments in securities and derivative instruments, if applicable	$104,141,525

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
1290 VT High Yield Bond Portfolio‡	236,311	$2,268,356
EQ/BlackRock Basic Value Equity Portfolio‡	131,571	3,178,454
EQ/Core Bond Index Portfolio‡	406,961	3,958,804
EQ/Emerging Markets Equity PLUS Portfolio‡	627,204	6,676,969
EQ/Equity 500 Index Portfolio‡	1,045,041	45,739,548
EQ/Global Bond PLUS Portfolio‡	160,207	1,483,786
EQ/International Equity Index Portfolio‡	1,622,592	16,064,831
EQ/MFS International Growth Portfolio‡	957,542	7,872,174
EQ/PIMCO Ultra Short Bond Portfolio‡	129,848	1,291,882
EQ/Quality Bond PLUS Portfolio‡	232,163	1,946,729
EQ/Small Company Index Portfolio‡	702,723	8,319,197
Multimanager Aggressive Equity Portfolio‡	19,743	1,258,532
Multimanager Mid Cap Growth Portfolio*‡	78,947	871,177
Multimanager Mid Cap Value Portfolio‡	61,291	1,015,545

Total Investments in Securities (100.1%) (Cost $77,859,809)		101,945,984
Other Assets Less Liabilities (-0.1%)		(57,100)

Net Assets (100%)		$101,888,884

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)		Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
1290 VT High Yield Bond Portfolio	236,311	2,037,942	249,739	(3,810)	(1)		(15,514)	2,268,356	—	—
EQ/BlackRock Basic Value Equity Portfolio	131,571	3,110,306	148,195	(8,097)	41		(71,991)	3,178,454	—	—
EQ/Core Bond Index Portfolio	406,961	3,562,646	442,043	(6,668)	1		(39,218)	3,958,804	—	—
EQ/Emerging Markets Equity PLUS Portfolio	627,204	6,513,049	217,934	(221,907)	10,994		156,899	6,676,969	—	—
EQ/Equity 500 Index Portfolio	1,045,041	45,511,366	1,455,797	(819,540)	9,661		(417,736)	45,739,548	—	—
EQ/Global Bond PLUS Portfolio	160,207	1,301,962	173,587	(2,381)	—	#	10,618	1,483,786	—	—
EQ/International Equity Index Portfolio	1,622,592	15,843,873	557,910	(90,482)	17		(246,487)	16,064,831	—	—
EQ/MFS International Growth Portfolio	957,542	7,690,406	296,390	(16,194)	5		(98,433)	7,872,174	—	—
EQ/PIMCO Ultra Short Bond Portfolio	129,848	1,137,970	153,587	(2,381)	—	#	2,706	1,291,882	—	—
EQ/Quality Bond PLUS Portfolio	232,163	1,637,545	331,021	(3,334)	(2)		(18,501)	1,946,729	—	—
EQ/Small Company Index Portfolio	702,723	8,020,297	331,259	(18,099)	3		(14,263)	8,319,197	—	—
Multimanager Aggressive Equity Portfolio	19,743	1,116,443	104,608	(5,715)	35		43,161	1,258,532	—	—
Multimanager Mid Cap Growth Portfolio	78,947	814,463	26,152	(1,429)	—	#	31,991	871,177	—	—
Multimanager Mid Cap Value Portfolio	61,291	1,031,593	8,717	(476)	1		(24,290)	1,015,545	—	—

Total		99,329,861	4,496,939	(1,200,513)	20,755		(701,058)	101,945,984	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$101,945,984	$—	$101,945,984

Total Assets	$—	$101,945,984	$—	$101,945,984

Total Liabilities	$—	$—	$—	$—

Total	$—	$101,945,984	$—	$101,945,984

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,270,485
Aggregate gross unrealized depreciation	(213,991)

Net unrealized appreciation	$24,056,494

Federal income tax cost of investments in securities and derivative instruments, if applicable	$77,889,490

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/BlackRock Basic Value Equity Portfolio‡	38,497	$930,002
EQ/Emerging Markets Equity PLUS Portfolio‡	119,259	1,269,582
EQ/Equity 500 Index Portfolio‡	193,120	8,452,526
EQ/International Equity Index Portfolio‡	281,621	2,788,254
EQ/MFS International Growth Portfolio‡	257,714	2,118,726
EQ/Small Company Index Portfolio‡	164,122	1,942,964
Multimanager Aggressive Equity Portfolio‡	8,804	561,222
Multimanager Mid Cap Growth Portfolio*‡	5,995	66,160
Multimanager Mid Cap Value Portfolio‡	5,850	96,937

Total Investments in Securities (99.9%) (Cost $16,535,516)		18,226,373
Other Assets Less Liabilities (0.1%)		24,969

Net Assets (100%)		$18,251,342

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

1

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2018, were as follows:

Security Description	Shares at March 31, 2018	Market Value December 31, 2017 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value March 31, 2018 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/BlackRock Basic Value Equity Portfolio	38,497	845,911	114,313	(7,523)	3	(22,702)	930,002	—	—
EQ/Emerging Markets Equity PLUS Portfolio	119,259	1,113,180	140,294	(9,232)	3	25,337	1,269,582	—	—
EQ/Equity 500 Index Portfolio	193,120	7,681,758	930,094	(61,208)	(9)	(98,109)	8,452,526	—	—
EQ/International Equity Index Portfolio	281,621	2,505,377	353,332	(23,252)	(12)	(47,191)	2,788,254	—	—
EQ/MFS International Growth Portfolio	257,714	1,948,343	213,038	(14,020)	2	(28,637)	2,118,726	—	—
EQ/Small Company Index Portfolio	164,122	1,735,631	228,626	(15,045)	(3)	(6,245)	1,942,964	—	—
Multimanager Aggressive Equity Portfolio	8,804	466,576	83,137	(5,471)	5	16,975	561,222	—	—
Multimanager Mid Cap Growth Portfolio	5,995	54,365	10,392	(684)	— #	2,087	66,160	—	—
Multimanager Mid Cap Value Portfolio	5,850	94,415	5,196	(342)	— #	(2,332)	96,937	—	—

Total		16,445,556	2,078,422	(136,777)	(11)	(160,817)	18,226,373	—	—

#	Amount represents less than $0.50.

See Notes to Portfolio of Investments.

2

AXA PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2018 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of March 31, 2018:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$18,226,373	$—	$18,226,373

Total Assets	$—	$18,226,373	$—	$18,226,373

Total Liabilities	$—	$—	$—	$—

Total	$—	$18,226,373	$—	$18,226,373

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2018.

As of March 31, 2018, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,632,879
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$1,632,879

Federal income tax cost of investments in securities and derivative instruments, if applicable	$16,593,494

See Notes to Portfolio of Investments.

3

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2018 (Unaudited)

Note 1 Valuation

If market quotations are not readily available for a security or other financial instrument, such security and instrument shall be referred to the Trust’s Valuation Committee (“Committee”), which will value the asset in good faith pursuant to procedures (“Pricing Procedures”) adopted by the Board of Trustees of the Trust (the “Board”).

The Board is responsible for ensuring that appropriate valuation methods are used to price securities for the Trust’s Portfolios. The Board has delegated the responsibility of calculating the net asset value (“NAV”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, AXA Equitable Funds Management Group, LLC (“FMG LLC”, in its capacity as administrator, the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), which assists in performing certain of the duties described herein. The Committee, established by the Board, determines the value of the Trust’s securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided in accordance with procedures adopted by the Board. The Committee is comprised of senior employees from FMG LLC.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of the Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of March 31, 2018 is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level. The Portfolios’ policy is to recognize transfers into and transfers out of the valuation levels as of the end of the reporting period.

Transfers between levels are included after the Summary of Level 1, Level 2 and Level 3 inputs, following the Portfolio of Investments for each Portfolio. Transfers between levels may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

Transfers into and transfers out of Level 3, are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Secretary of the Committee can perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

March 31, 2018 (Unaudited)

Pursuant to procedures approved by the Board, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when FMG LLC deems that the particular event or circumstance would materially affect such Portfolio’s NAV. At March 31, 2018, none of the Portfolios applied these procedures.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer
May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
May 25, 2018

By: /s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer and Treasurer
May 25, 2018